UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21587

Old Mutual Funds I

(Exact name of registrant as specified in charter)

4643 South Ulster Street, Suite 600, Denver, Colorado 80237

(Address of principal executive offices)

Julian F. Sluyters

4643 South Ulster Street, Suite 600, Denver, Colorado 80237

(Name and address of agent for service)

Copies to:

Jay G. Baris, Esq.	Andra C. Ozols, Esq.
Kramer Levin Naftalis & Frankel LLP	Old Mutual Capital, Inc.
1177 Avenue of the Americas	4643 South Ulster Street, Suite 600
New York, New York 10036	Denver, CO 80237
(212) 715-9100	(720) 200-7725

Registrant’s telephone number, including area code: 1-888-772-2888

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Item 1.              Schedule of Investments.

Old Mutual VA Asset Allocation Conservative Portfolio
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2008 (UNAUDITED)

Description	Shares/Face Amount (000)	Value (000)
Common Stock - 22.8%
Advertising Sales - 0.0%
Focus Media Holding ADR*	55	$ 2
Total Advertising Sales		2
Aerospace/Defense - 0.4%
Boeing	44	3
Raytheon	18	1
Rockwell Collins	255	15
Total Aerospace/Defense		19
Aerospace/Defense-Equipment - 0.2%
Alliant Techsystems*	100	10
DRS Technologies	4	-
Total Aerospace/Defense-Equipment		10
Agricultural Chemicals - 0.6%
Agrium	50	3
CF Industries Holdings	31	3
Monsanto	99	11
Potash of Saskatchewan	88	14
Total Agricultural Chemicals		31
Agricultural Operations - 0.0%
Archer-Daniels-Midland	51	2
Total Agricultural Operations		2
Airlines - 0.0%
Delta Air Lines*	15	-
US Airways Group*	13	-
Total Airlines		-
Apparel Manufacturers - 0.2%
VF	139	11
Total Apparel Manufacturers		11
Applications Software - 0.4%
Citrix Systems*	18	1
Intuit*	33	1
Microsoft	597	17
Satyam Computer Services ADR	9	-
Total Applications Software		19
Auto-Cars/Light Trucks - 0.0%
Ford Motor*	352	2
Total Auto-Cars/Light Trucks		2
Beverages-Non-Alcoholic - 0.2%
Coca-Cola	130	8
Coca-Cola Enterprises	30	1
Total Beverages-Non-Alcoholic		9
Brewery - 0.2%
Anheuser-Busch	40	2
Molson Coors Brewing, Cl B	119	7
Total Brewery		9
Cable TV - 0.1%
Comcast, Special Cl A*	180	3
DIRECTV Group*	15	-
Total Cable TV		3
Casino Services - 0.1%

International Game Technology	64	3
Total Casino Services		3
Chemicals-Diversified - 0.3%
Celanese, Ser A	200	8
E.I. du Pont de Nemours	168	8
Total Chemicals-Diversified		16
Chemicals-Specialty - 0.1%
Ashland	20	1
Lubrizol	100	6
Total Chemicals-Specialty		7
Coal - 0.2%
Arch Coal	4	-
Consol Energy	100	7
Patriot Coal *	1	-
Peabody Energy	45	2
Total Coal		9
Commercial Banks-Eastern US - 0.0%
Webster Financial	9	-
Total Commercial Banks-Eastern US		-
Commercial Services-Finance - 0.0%
Paychex	9	-
Total Commercial Services-Finance		-
Computer Aided Design - 0.1%
Ansys*	129	4
Total Computer Aided Design		4
Computer Services - 0.0%
Computer Sciences*	6	-
Electronic Data Systems	14	-
Total Computer Services		-
Computers - 1.2%
Apple*	156	22
Dell*	90	2
Hewlett-Packard	303	14
International Business Machines	85	10
Research In Motion*	99	11
Sun Microsystems*	142	2
Total Computers		61
Computers-Memory Devices - 0.1%
EMC*	235	3
SanDisk*	5	-
Western Digital*	100	3
Total Computers-Memory Devices		6
Consulting Services - 0.0%
Corporate Executive Board	10	-
Total Consulting Services		-
Containers-Metal/Glass - 0.2%
Crown Holdings*	200	5
Owens-Illinois*	150	8
Total Containers-Metal/Glass		13
Containers-Paper/Plastic - 0.0%
Sealed Air	33	1
Sonoco Products	27	1
Total Containers-Paper/Plastic		2
Cosmetics & Toiletries - 0.1%
Colgate-Palmolive	73	6
Procter & Gamble	16	1
Total Cosmetics & Toiletries		7

Cruise Lines - 0.1%
Carnival	95	4
Total Cruise Lines		4
Data Processing/Management - 0.0%
Fiserv*	13	1
SEI Investments	7	-
Total Data Processing/Management		1
Dental Supplies & Equipment - 0.2%
Dentsply International	220	8
Total Dental Supplies & Equipment		8
Diagnostic Kits - 0.0%
Idexx Laboratories*	22	1
Total Diagnostic Kits		1
Distribution/Wholesale - 0.1%
LKQ*	187	4
Total Distribution/Wholesale		4
Diversified Manufacturing Operations - 0.6%
3M	33	3
Dover	10	-
General Electric	442	16
Honeywell International	76	4
Illinois Tool Works	91	4
Ingersoll-Rand, Cl A	7	-
Parker Hannifin	20	1
Textron	100	6
Total Diversified Manufacturing Operations		34
Drug Delivery Systems - 0.2%
Hospira*	272	12
Total Drug Delivery Systems		12
E-Commerce/Services - 0.1%
Ctrip.com International ADR	30	2
Expedia*	36	1
Liberty Media - Interactive, Cl A*	64	1
Total E-Commerce/Services		4
Electric Products-Miscellaneous - 0.1%
Emerson Electric	58	3
Total Electric Products-Miscellaneous		3
Electric-Generation - 0.0%
AES*	34	1
Total Electric-Generation		1
Electric-Integrated - 0.8%
Centerpoint Energy	750	11
Dominion Resources	76	3
Duke Energy	108	2
Entergy	39	4
OGE Energy	200	6
PG&E	20	1
PPL	200	9
Sierra Pacific Resources	40	1
TECO Energy	400	6
Total Electric-Integrated		43
Electronic Components-Miscellaneous - 0.0%
Flextronics International*	40	-
NAM TAI Electronics	100	1
Total Electronic Components-Miscellaneous		1
Electronic Components-Semiconductors - 0.1%
Broadcom, Cl A*	24	-

DSP Group*	42	1
Fairchild Semiconductor International*	29	-
NVIDIA*	122	2
Semtech*	24	-
Texas Instruments	21	1
Total Electronic Components-Semiconductors		4
Electronic Connectors - 0.1%
Amphenol, Cl A	114	4
Total Electronic Connectors		4
Electronic Measuring Instruments - 0.1%
Agilent Technologies*	100	3
Total Electronic Measuring Instruments		3
Electronic Parts Distribution - 0.1%
Arrow Electronics*	100	3
Total Electronic Parts Distribution		3
Electronics-Military - 0.0%
L-3 Communications Holdings	21	2
Total Electronics-Military		2
Energy-Alternate Sources - 0.1%
Covanta Holding*	200	6
Sunpower, Cl A*	15	1
Total Energy-Alternate Sources		7
Engineering/R&D Services - 0.2%
Foster Wheeler*	100	6
Jacobs Engineering Group*	26	2
Total Engineering/R&D Services		8
Engines-Internal Combustion - 0.1%
Cummins	80	4
Total Engines-Internal Combustion		4
Enterprise Software/Services - 0.5%
BMC Software*	300	10
Oracle*	405	8
Sybase*	300	8
Total Enterprise Software/Services		26
Entertainment Software - 0.0%
Activision*	90	2
Total Entertainment Software		2
Fiduciary Banks - 0.2%
Northern Trust	100	7
State Street	23	2
Wilmington Trust	12	-
Total Fiduciary Banks		9
Filtration/Separation Products - 0.1%
Pall	150	5
Total Filtration/Separation Products		5
Finance-Consumer Loans - 0.1%
SLM*	164	3
Total Finance-Consumer Loans		3
Finance-Credit Card - 0.1%
American Express	72	3
Total Finance-Credit Card		3
Finance-Investment Banker/Broker - 0.6%
Charles Schwab	113	2
Citigroup	100	2
Goldman Sachs Group	50	9
Greenhill	3	-
Interactive Brokers Group, Cl A*	21	1

JPMorgan Chase	137	6
Lazard, Cl A	34	1
Merrill Lynch	142	6
Morgan Stanley	63	3
Total Finance-Investment Banker/Broker		30
Finance-Other Services - 0.3%
Asset Acceptance Capital	24	-
CME Group	5	2
IntercontinentalExchange*	102	13
NASDAQ OMX Group*	65	3
Total Finance-Other Services		18
Food-Meat Products - 0.0%
Hormel Foods	9	-
Tyson Foods, Cl A	94	1
Total Food-Meat Products		1
Food-Miscellaneous/Diversified - 0.1%
ConAgra Foods	17	-
Kraft Foods, Cl A	198	6
Total Food-Miscellaneous/Diversified		6
Food-Retail - 0.1%
Kroger	203	5
Total Food-Retail		5
Food-Wholesale/Distribution - 0.0%
SYSCO	39	1
Total Food-Wholesale/Distribution		1
Forestry - 0.1%
Plum Creek Timber	150	6
Total Forestry		6
Gas-Distribution - 0.1%
Sempra Energy	107	6
WGL Holdings	13	-
Total Gas-Distribution		6
Hazardous Waste Disposal - 0.1%
Stericycle*	85	4
Total Hazardous Waste Disposal		4
Health Care Cost Containment - 0.1%
McKesson	44	3
Total Health Care Cost Containment		3
Hotels & Motels - 0.0%
Wyndham Worldwide	27	1
Total Hotels & Motels		1
Human Resources - 0.3%
Hewitt Associates, Cl A*	313	13
Manpower	50	3
Monster Worldwide*	45	1
Total Human Resources		17
Independent Power Producer - 0.0%
Dynegy, Cl A*	84	1
Mirant*	12	-
Reliant Energy*	25	1
Total Independent Power Producer		2
Industrial Automation/Robot - 0.1%
Cognex	22	-
Rockwell Automation	100	6
Total Industrial Automation/Robot		6
Industrial Gases - 0.2%
Praxair	143	12

Total Industrial Gases		12
Instruments-Scientific - 0.1%
PerkinElmer	300	7
Total Instruments-Scientific		7
Internet Content-Information/News - 0.0%
Baidu.com ADR*	5	1
Total Internet Content-Information/News		1
Internet Security - 0.0%
Symantec*	110	2
Total Internet Security		2
Investment Companies - 0.0%
KKR Financial Holdings	32	-
Total Investment Companies		-
Investment Management/Advisory Services - 0.2%
Blackrock	30	6
Federated Investors Inc, Cl B	15	1
T Rowe Price Group	62	3
Total Investment Management/Advisory Services		10
Linen Supply & Related Items - 0.0%
Cintas	20	1
Total Linen Supply & Related Items		1
Machinery-Construction & Mining - 0.1%
Joy Global	59	4
Terex*	50	3
Total Machinery-Construction & Mining		7
Machinery-General Industry - 0.1%
Manitowoc	35	1
Wabtec	80	3
Total Machinery-General Industry		4
Machinery-Pumps - 0.2%
Flowserve	71	8
Total Machinery-Pumps		8
Medical Instruments - 0.3%
Intuitive Surgical*	36	12
Medtronic	38	2
Total Medical Instruments		14
Medical Labs & Testing Services - 0.3%
Covance*	44	4
Laboratory Corp of America Holdings*	100	8
MDS*	25	1
Quest Diagnostics	106	5
Total Medical Labs & Testing Services		18
Medical Products - 0.2%
Baxter International	114	7
Johnson & Johnson	15	1
Total Medical Products		8
Medical-Biomedical/Genetic - 0.1%
Celgene*	67	4
Invitrogen*	5	-
Total Medical-Biomedical/Genetic		4
Medical-Drugs - 0.7%
Bristol-Myers Squibb	139	3
Cephalon*	6	-
Forest Laboratories*	17	1
Merck	270	10
Pfizer	357	7
Schering-Plough	697	10

Wyeth	123	5
Total Medical-Drugs		36
Medical-Generic Drugs - 0.1%
Barr Pharmaceuticals*	16	1
Mylan	490	6
Total Medical-Generic Drugs		7
Medical-HMO - 0.2%
Cigna	151	6
Humana*	20	1
Magellan Health Services*	4	-
UnitedHealth Group	81	3
WellPoint*	70	3
Total Medical-HMO		13
Medical-Hospitals - 0.1%
Universal Health Services, Cl B	100	5
Total Medical-Hospitals		5
Medical-Outpatient/Home Medical - 0.0%
Lincare Holdings*	21	1
Total Medical-Outpatient/Home Medical		1
Medical-Wholesale Drug Distributors - 0.1%
AmerisourceBergen	92	4
Cardinal Health	4	-
Total Medical-Wholesale Drug Distributors		4
Metal Processors & Fabricators - 0.2%
Haynes International*	4	-
Precision Castparts	103	11
Sterlite Industries ADR*	49	1
Total Metal Processors & Fabricators		12
Metal-Aluminum - 0.0%
Alcoa	47	2
Total Metal-Aluminum		2
Metal-Diversified - 0.0%
Freeport-McMoRan Copper & Gold	13	1
Total Metal-Diversified		1
Motion Pictures & Services - 0.0%
Macrovision*	20	-
Total Motion Pictures & Services		-
Multi-Line Insurance - 0.5%
ACE	38	2
Allstate	131	6
American International Group	166	7
Assurant	100	6
Cincinnati Financial	50	2
Hartford Financial Services Group	28	2
Loews	29	1
XL Capital, Cl A	29	1
Total Multi-Line Insurance		27
Multimedia - 0.0%
EW Scripps, Cl A	7	-
Factset Research Systems	3	-
Time Warner	176	2
Total Multimedia		2
Networking Products - 0.3%
Cisco Systems*	630	15
Juniper Networks*	90	3
Total Networking Products		18
Non-Hazardous Waste Disposal - 0.2%

Allied Waste Industries*	64	1
Republic Services	200	6
Waste Management	110	4
Total Non-Hazardous Waste Disposal		11
Office Automation & Equipment - 0.0%
Pitney Bowes	54	2
Total Office Automation & Equipment		2
Oil & Gas Drilling - 0.0%
ENSCO International	24	2
Rowan	6	-
Total Oil & Gas Drilling		2
Oil Companies-Exploration & Production - 0.7%
Denbury Resources*	80	2
Newfield Exploration*	100	5
Occidental Petroleum	122	9
Questar	100	6
Southwestern Energy*	130	4
Ultra Petroleum*	35	3
XTO Energy	139	9
Total Oil Companies-Exploration & Production		38
Oil Companies-Integrated - 0.8%
Chevron	44	4
ConocoPhillips	67	5
Exxon Mobil	185	16
Hess	140	13
Murphy Oil	13	1
Petroleo Brasileiro ADR	46	5
Total Oil Companies-Integrated		44
Oil Field Machinery & Equipment - 0.0%
National Oilwell Varco*	31	2
Total Oil Field Machinery & Equipment		2
Oil Refining & Marketing - 0.1%
Tesoro	100	3
Total Oil Refining & Marketing		3
Oil-Field Services - 0.3%
BJ Services	17	-
Exterran Holdings*	8	1
Halliburton	75	3
Helix Energy Solutions Group*	59	2
Schlumberger	86	7
Transocean*	27	4
Total Oil-Field Services		17
Paper & Related Products - 0.0%
Domtar*	300	2
Smurfit-Stone Container*	50	-
Total Paper & Related Products		2
Pharmacy Services - 0.1%
Medco Health Solutions*	58	3
Total Pharmacy Services		3
Physical Practice Management - 0.1%
Pediatrix Medical Group*	100	7
Total Physical Practice Management		7
Pipelines - 0.3%
El Paso	313	5
El Paso Pipeline Partners LP	17	-
Oneok	200	9
Spectra Energy	108	2

Targa Resources Partners LP	15	1
Total Pipelines		17
Platinum - 0.0%
Stillwater Mining*	41	1
Total Platinum		1
Printing-Commercial - 0.0%
RR Donnelley & Sons	9	-
Valassis Communications*	22	-
Total Printing-Commercial		-
Private Corrections - 0.0%
Corrections Corp of America*	16	-
Total Private Corrections		-
Property/Casualty Insurance - 0.4%
Arch Capital Group*	100	7
Safeco	100	4
Travelers	20	1
WR Berkley	200	6
Total Property/Casualty Insurance		18
Reinsurance - 0.6%
Allied World Assurance Holdings	12	1
Aspen Insurance Holdings	27	1
Everest Re Group	7	1
Montpelier Re Holdings	50	1
Odyssey Re Holdings	10	-
PartnerRe	200	15
RenaissanceRe Holdings	200	10
Validus Holdings	24	1
Total Reinsurance		30
REITs-Office Property - 0.1%
Boston Properties	67	6
Total REITs-Office Property		6
Retail-Apparel/Shoe - 0.5%
AnnTaylor Stores*	9	-
Limited Brands	20	-
Nordstrom	360	12
Polo Ralph Lauren	203	12
Urban Outfitters*	97	3
Total Retail-Apparel/Shoe		27
Retail-Building Products - 0.2%
Home Depot	44	1
Lowe's	284	7
Total Retail-Building Products		8
Retail-Computer Equipment - 0.1%
GameStop, Cl A*	64	4
Total Retail-Computer Equipment		4
Retail-Discount - 0.2%
Big Lots*	28	1
TJX	200	7
Total Retail-Discount		8
Retail-Drug Store - 0.2%
CVS Caremark	206	8
Walgreen	72	3
Total Retail-Drug Store		11
Retail-Major Department Store - 0.2%
JC Penney	220	8
Total Retail-Major Department Store		8
Retail-Office Supplies - 0.1%

Office Depot*	45	-
Staples	276	6
Total Retail-Office Supplies		6
Retail-Restaurants - 0.1%
Brinker International	10	-
Burger King Holdings	130	4
Total Retail-Restaurants		4
Retail-Sporting Goods - 0.0%
Dick's Sporting Goods*	84	2
Total Retail-Sporting Goods		2
S&L/Thrifts-Eastern US - 0.0%
New York Community Bancorp	34	1
Total S&L/Thrifts-Eastern US		1
S&L/Thrifts-Western US - 0.0%
Washington Mutual	66	1
Total S&L/Thrifts-Western US		1
Satellite Telecommunications - 0.1%
EchoStar, Cl A*	100	3
Total Satellite Telecommunications		3
Schools - 0.0%
ITT Educational Services*	30	2
Total Schools		2
Semiconductor Components-Integrated Circuits - 0.3%
Cypress Semiconductor*	9	-
Maxim Integrated Products	673	14
Total Semiconductor Components-Integrated Circuits		14
Semiconductor Equipment - 0.1%
Applied Materials	85	2
Novellus Systems*	11	-
Varian Semiconductor Equipment Associates*	91	3
Total Semiconductor Equipment		5
Steel Pipe & Tube - 0.1%
Valmont Industries	35	3
Total Steel Pipe & Tube		3
Steel-Producers - 0.0%
Nucor	32	2
Total Steel-Producers		2
Steel-Specialty - 0.0%
Allegheny Technologies	30	2
Total Steel-Specialty		2
Super-Regional Banks-US - 0.2%
Bank of America	100	4
Capital One Financial	37	2
Wells Fargo	89	3
Total Super-Regional Banks-US		9
Telecommunications Equipment - 0.1%
Harris	100	5
Total Telecommunications Equipment		5
Telecommunications Equipment-Fiber Optics - 0.0%
JDS Uniphase*	46	1
Total Telecommunications Equipment-Fiber Optics		1
Telecommunications Services - 0.1%
Amdocs*	7	-
Embarq	100	4
Time Warner Telecom, Cl A*	71	1
Total Telecommunications Services		5

Telephone-Integrated - 0.3%
AT&T	238	9
Telephone & Data Systems	7	-
Verizon Communications	133	5
Total Telephone-Integrated		14
Therapeutics - 0.2%
Gilead Sciences*	220	11
Medicines*	47	1
Warner Chilcott, Cl A*	22	-
Total Therapeutics		12
Tobacco - 0.3%
Altria Group	68	2
Imperial Tobacco Group ADR	67	6
Philip Morris International*	68	3
UST	61	3
Total Tobacco		14
Tools-Hand Held - 0.1%
Snap-On	4	-
Stanley Works	65	3
Total Tools-Hand Held		3
Transport-Marine - 0.1%
Overseas Shipholding Group	50	4
Total Transport-Marine		4
Transport-Rail - 0.5%
Burlington Northern Santa Fe	30	3
Canadian Pacific Railway	100	6
CSX	210	12
Union Pacific	22	3
Total Transport-Rail		24
Transport-Services - 0.1%
Expeditors International Washington	65	3
Total Transport-Services		3
Transport-Truck - 0.1%
JB Hunt Transport Services	89	3
Landstar System	70	4
Total Transport-Truck		7
Web Hosting/Design - 0.0%
Equinix*	26	2
Total Web Hosting/Design		2
Web Portals/ISP - 0.1%
Google, Cl A*	14	6
Total Web Portals/ISP		6
Wireless Equipment - 0.1%
Alvarion*	34	-
American Tower, Cl A*	36	1
Motorola	91	1
Nokia ADR	85	3
RF Micro Devices*	135	-
Total Wireless Equipment		5
Total Common Stock (Cost $1,212)		1,202
Foreign Common Stock - 6.4%
Australia - 0.6%
BHP Billiton	505	17
Caltex Australia	51	1
Dominion Mining	82	-
Leighton Holdings	302	12
Total Australia		30

Austria - 0.2%
OMV	48	3
Voestalpine	127	9
Total Austria		12
Canada - 0.3%
Manulife Financial	200	8
Methanex	400	11
Total Canada		19
Denmark - 0.1%
Danske Bank	200	7
Total Denmark		7
France - 0.7%
BNP Paribas	118	12
Camaieu	29	12
France Telecom	363	12
Societe Generale	5	-
Total France		36
Germany - 0.5%
Allianz SE	11	2
Deutsche Bank	92	10
Salzgitter	39	7
Siemens	55	6
Total Germany		25
Hong Kong - 0.0%
Regal Hotels International Holdings	4,000	-
Total Hong Kong		-
Italy - 0.2%
Fiat	483	11
Total Italy		11
Japan - 1.6%
Aisin Seiki	300	11
Alpine Electronics	200	2
Central Japan Railway	1	10
Daiichikosho	600	6
Hitachi	2,000	12
Inui Steamship	200	3
Kohnan Shoji	700	9
Nippon Mining Holdings	1,000	5
NTT Data	1	4
Shinwa Kaiun Kaisha	1,000	6
Sumitomo Pipe & Tube	800	6
Toyota Motor	200	10
Total Japan		84
Netherlands - 0.4%
Hunter Douglas	21	1
ING Groep	88	3
Royal Dutch Shell, Cl A	501	17
Total Netherlands		21
New Zealand - 0.1%
Air New Zealand	3,136	3
Total New Zealand		3
Norway - 0.0%
Norsk Hydro	50	1
StatoilHydro	43	1
Total Norway		2
Spain - 0.5%
Banco Bilbao Vizcaya	512	11

Banco Santander	729	15
Total Spain		26
Sweden - 0.3%
Skandinaviska Enskilda Banken, Cl A	300	8
Volvo, Cl B	602	9
Total Sweden		17
Switzerland - 0.1%
Credit Suisse Group	129	7
Total Switzerland		7
United Kingdom - 0.8%
3i Group	34	1
Anglo American	39	2
AstraZeneca	231	9
BT Group	1,979	9
CSR*	73	-
Reckitt Benckiser Group	225	12
Royal Bank of Scotland Group	1,056	7
Total United Kingdom		40
Total Foreign Common Stock (Cost $376)		340
U.S. Treasury Obligations - 20.6%
U.S. Treasury Bond
5.000%, 05/15/37	$ 20	22
3.625%, 12/31/12	10	11
3.500%, 02/15/18	40	40
2.875%, 01/31/13	75	77
U.S. Treasury Notes
4.875%, 07/31/11	380	416
4.750%, 05/15/14	155	174
4.750%, 08/15/17	55	61
4.625%, 11/15/09	250	262
4.125%, 08/31/12	25	27
Total U.S. Treasury Obligations (Cost $1,017)		1,090
U.S. Government Agency Obligations - 17.9%
Federal National Mortgage Association
6.000%, 01/01/37	217	222
5.500%, 01/01/37	464	469
5.000%, 09/01/35	257	255
Total U.S. Government Agency Obligations (Cost $934)		946
Foreign Bond - 9.0%
Deutschland Republic, Ser 3 (EUR)
4.500%, 01/04/13	291	476
Total Foreign Bond (Cost $387)		476
Corporate Bond - 10.1%
Advanta Capital Trust, Ser B 8.990%, 12/17/26	$ 11	7
Alliance One International 11.000%, 05/15/12	11	11
Allied Waste North America 5.750%, 02/15/11	11	11
Apache 5.250%, 04/15/13	30	31
Aramark Services (A) 8.411%, 02/01/15	7	6
Astrazeneca 5.400%, 09/15/12	5	5

Bank One 5.900%, 11/15/11	30	32
Belden 7.000%, 03/15/17	7	7
Canadian Natural Resources 6.700%, 07/15/11	5	5
Cascades 7.250%, 02/15/13	15	13
Cenveo 7.875%, 12/01/13	7	6
Chesapeake Energy 6.375%, 06/15/15	5	5
Citigroup 6.125%, 11/21/17	5	5
Citizens Communications 9.000%, 08/15/31	11	10
Coleman Cable 9.875%, 10/01/12	11	9
Comcast 5.300%, 01/15/14	30	29
Connacher Oil and Gas 144A 10.250%, 12/15/15	10	10
Covidien International Finance 144A 5.450%, 10/15/12	5	5
D.R. Horton 7.875%, 08/15/11	5	5
Denbury Resources 7.500%, 12/15/15	10	10
E*Trade Financial 7.875%, 12/01/15	7	5
Echostar DBS 6.625%, 10/01/14	15	14
ERP Operating LP 5.125%, 03/15/16	30	26
Ford Motor Credit 7.375%, 10/28/09	15	14
GMAC 7.000%, 02/01/12	15	11
Ikon Office Solutions 7.750%, 09/15/15	12	11
Ikon Office Solutions 144A (B) 9.926%, 01/01/12	3	3
Kansas City Southern 9.500%, 10/01/08	7	7
KB Home 7.750%, 02/01/10	10	10
Landry's Restaurants 9.500%, 12/15/14	12	12
Lehman Brothers Holdings 6.200%, 09/26/14	5	5
Marathon Oil 6.600%, 10/01/37	5	5
OPTI Canada 8.250%, 12/15/14	11	11
Provident 7.250%, 03/15/28	11	9
PSEG Power 7.750%, 04/15/11	30	32

Pulte Homes 7.875%, 08/01/11	11	11
Qwest 8.875%, 03/15/12	15	15
Residential Capital 144A (B) 8.544%, 04/17/09	16	6
RH Donnelley 144A 8.875%, 10/15/17	7	4
Roadway 8.250%, 12/01/08	7	7
SBC Communications 5.100%, 09/15/14	30	30
Southwestern Energy 144A 7.500%, 02/01/18	7	7
Stater Brothers Holdings 7.750%, 04/15/15	11	10
Swift Transportation 144A (B) 12.619%, 05/15/15	5	2
Tesoro 6.500%, 06/01/17	11	10
True Temper Sports 8.375%, 09/15/11	10	6
Tyco Electronics 144A 6.550%, 10/01/17	5	5
Uno Restaurant 144A 10.000%, 02/15/11	3	1
Valassis Communication 8.250%, 03/01/15	11	9
Weatherford International 5.950%, 06/15/12	5	5
Xerox Capital Trust I 8.000%, 02/01/27	11	11
Total Corporate Bond (Cost $572)		536
Money Market Fund - 13.4%
Dreyfus Cash Management Fund, Institutional Class,
3.324% (A)	707,786	708
Total Money Market Fund - (Cost $708)		708
Total Investments - 100.2% (Cost $5,206)†		5,298
Other Assets and Liabilities, Net -(0.2)%		(13)
Total Net Assets - 100.0%		$ 5,285

* Non-income producing security.
144A — Security exempt from registration under Rule 144a of the securities Act of 1933.
This security may be resold in the transactions exempt from registration, normally to qualified institutional buyers. On March 31,2008, the value of these securities amounted to $43 (000), representing 0.8% of the net assets of Portfolio.
(A) The rate reported represents the 7-day effective yield as of March 31, 2008.
(B) Floating Rate Security - The rate reported represents the security's yield at the time of purchase.
ADR — American Depositary Receipt
Cl — Class
DBS — Direct Broadcast Satellite
EUR — Euro
HMO — Health Maintenance Organization
ISP — Internet Service Provider
LP — Limited Partnership
R&D — Research and Development
REITs — Real Estate Investment Trusts
S&L — Savings and Loan

Ser — Series

Amounts designated as “—” are either $0 or have been rounded to $0.
Cost figures are shown with “000’s” omitted.

† At March 31, 2008, the approximate tax basis cost of the Portfolio’s investments was $5,206,008, and the unrealized appreciation and depreciation were $295,194 and $(203,751) respectively.
For information regarding the Portfolio’s policy regarding
valuation of investments and other significant accounting
policies, please refer to the Portfolio's most recent annual financial statements.

The Portfolio utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s net assets were as follows:

Valuation Inputs	Investments (000)	Other Financial Instruments (000)
Level 1 – quoted prices	$ 1,918	$ -
Level 2 – other significant observable inputs	3,380	-
Level 3 – significant unobservable inputs	-	-
Total	$ 5,298	$ -

Old Mutual VA Asset Allocation Balanced Portfolio
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2008 (UNAUDITED)

Description	Shares/Face Amount (000)	Value (000)
Common Stock - 40.2%
Advertising Sales - 0.1%
Focus Media Holding ADR*	65	$ 4
Total Advertising Sales		4
Aerospace/Defense - 0.6%
Boeing	105	8
Raytheon	35	2
Rockwell Collins	325	19
Total Aerospace/Defense		29
Aerospace/Defense-Equipment - 0.3%
AAR*	53	1
Alliant Techsystems*	100	10
B/E Aerospace*	49	2
DRS Technologies	9	1
Total Aerospace/Defense-Equipment		14
Agricultural Chemicals - 0.9%
Agrium	100	6
CF Industries Holdings	35	4
Monsanto	146	16
Potash Corp of Saskatchewan	130	20
Terra Industries*	14	-
Total Agricultural Chemicals		46
Agricultural Operations - 0.1%
Archer-Daniels-Midland	110	5
Total Agricultural Operations		5
Airlines - 0.0%
Delta Air Lines*	41	-
US Airways Group*	32	-
Total Airlines		-
Apparel Manufacturers - 0.3%
VF	205	16
Total Apparel Manufacturers		16
Applications Software - 0.6%
Citrix Systems*	43	1
Intuit*	82	2
Microsoft	1,059	30
Satyam Computer Services ADR	21	-
Total Applications Software		33
Audio/Video Products - 0.0%
DTS*	54	1
Total Audio/Video Products		1
Auto/Truck Parts & Equipment-Original - 0.0%
Amerigon*	37	1
Total Auto/Truck Parts & Equipment-Original		1
Auto-Cars/Light Trucks - 0.2%
Ford Motor*	808	5
Hyundai Motor GDR	300	5
Total Auto-Cars/Light Trucks		10
Beverages-Non-Alcoholic - 0.3%
Coca-Cola	192	12
Coca-Cola Enterprises	70	2

Coca-Cola Femsa SAB de CV ADR	50	3
Total Beverages-Non-Alcoholic		17
Brewery - 0.4%
Anheuser-Busch	70	3
Cia Cervecerias Unidas ADR	100	4
Molson Coors Brewing, Cl B	243	13
Total Brewery		20
Building & Construction-Miscellaneous - 0.1%
Orascom Construction GDR	20	3
Total Building & Construction-Miscellaneous		3
Cable TV - 0.1%
Comcast, Special Cl A*	310	6
DIRECTV Group*	18	-
Total Cable TV		6
Casino Services - 0.1%
International Game Technology	74	3
Total Casino Services		3
Cellular Telecommunications - 0.4%
America Movil, Ser L ADR	120	8
Millicom International Cellular*	60	6
Tim Participacoes ADR	80	3
Turkcell Iletisim Hizmet AS ADR	100	2
Vimpel-Communications ADR	100	3
Total Cellular Telecommunications		22
Chemicals-Diversified - 0.4%
Celanese, Ser A	200	8
E.I. du Pont de Nemours	297	14
Total Chemicals-Diversified		22
Chemicals-Specialty - 0.2%
Ashland	45	2
Lubrizol	100	6
OM Group*	15	1
Total Chemicals-Specialty		9
Coal - 0.1%
Arch Coal	10	-
Consol Energy	50	3
Massey Energy	23	1
Peabody Energy	50	3
Total Coal		7
Commercial Banks Non-US - 0.1%
Kookmin Bank ADR	90	5
Total Commercial Banks Non-US		5
Commercial Banks-Central US - 0.0%
PrivateBancorp	15	-
Total Commercial Banks-Central US		-
Commercial Banks-Eastern US - 0.0%
Signature Bank*	20	1
Webster Financial	22	1
Total Commercial Banks-Eastern US		2
Commercial Services - 0.0%
ExlService Holdings*	63	1
Total Commercial Services		1
Commercial Services-Finance - 0.0%
Paychex	23	1
Visa, Cl A*	10	1
Total Commercial Services-Finance		2
Computer Aided Design - 0.1%

Ansys*	149	5
Total Computer Aided Design		5
Computer Services - 0.0%
Computer Sciences*	12	-
Electronic Data Systems	44	1
Total Computer Services		1
Computer Software - 0.0%
Double-Take Software*	50	1
Total Computer Software		1
Computers - 1.8%
Apple*	230	33
Dell*	150	3
Hewlett-Packard	474	22
International Business Machines	134	15
Research In Motion*	147	16
Sun Microsystems*	326	5
Total Computers		94
Computers-Integrated Systems - 0.0%
Jack Henry & Associates	35	1
Riverbed Technology*	16	-
Total Computers-Integrated Systems		1
Computers-Memory Devices - 0.2%
EMC*	400	6
SanDisk*	11	-
Western Digital*	200	5
Total Computers-Memory Devices		11
Consulting Services - 0.1%
Advisory Board*	28	2
Corporate Executive Board	25	1
FTI Consulting*	30	2
Total Consulting Services		5
Containers-Metal/Glass - 0.4%
Crown Holdings*	300	8
Owens-Illinois*	200	11
Total Containers-Metal/Glass		19
Containers-Paper/Plastic - 0.1%
Sealed Air	82	2
Sonoco Products	68	2
Total Containers-Paper/Plastic		4
Cosmetics & Toiletries - 0.2%
Colgate-Palmolive	109	8
Procter & Gamble	36	3
Total Cosmetics & Toiletries		11
Cruise Lines - 0.2%
Carnival	189	8
Total Cruise Lines		8
Data Processing/Management - 0.0%
Fiserv*	31	1
SEI Investments	17	-
Total Data Processing/Management		1
Dental Supplies & Equipment - 0.2%
Dentsply International	320	12
Total Dental Supplies & Equipment		12
Diagnostic Kits - 0.0%
Idexx Laboratories*	26	1
Total Diagnostic Kits		1
Distribution/Wholesale - 0.1%

Fossil*	36	1
LKQ*	217	5
Total Distribution/Wholesale		6
Diversified Manufacturing Operations - 1.3%
3M	56	4
Dover	25	1
General Electric	875	32
Honeywell International	150	8
Illinois Tool Works	180	9
Ingersoll-Rand, Cl A	16	1
Parker Hannifin	47	3
Textron	100	6
Total Diversified Manufacturing Operations		64
Diversified Minerals - 0.1%
Cia Vale do Rio Doce ADR	150	5
Total Diversified Minerals		5
Drug Delivery Systems - 0.3%
Hospira*	384	16
Total Drug Delivery Systems		16
E-Commerce/Products - 0.0%
Amazon.com*	4	-
Total E-Commerce/Products		-
E-Commerce/Services - 0.2%
Ctrip.com International ADR	35	2
Expedia*	88	2
Liberty Media - Interactive, Cl A*	159	3
Priceline.com*	15	2
Total E-Commerce/Services		9
Educational Software - 0.0%
Blackboard*	10	-
SkillSoft ADR*	50	1
Total Educational Software		1
Electric Products-Miscellaneous - 0.1%
Emerson Electric	117	6
Total Electric Products-Miscellaneous		6
Electric-Generation - 0.0%
AES*	90	2
Total Electric-Generation		2
Electric-Integrated - 1.2%
Centerpoint Energy	800	11
Dominion Resources	150	6
Duke Energy	215	4
Entergy	78	9
OGE Energy	200	6
PG&E	46	2
PPL	300	14
Sierra Pacific Resources	90	1
TECO Energy	500	8
Total Electric-Integrated		61
Electronic Components-Miscellaneous - 0.2%
AU Optronics ADR	239	4
Flextronics International*	102	1
HON HAI Precision GDR	300	3
Total Electronic Components-Miscellaneous		8
Electronic Components-Semiconductors - 0.3%
AuthenTec*	46	-
Broadcom, Cl A*	61	1

Cavium Networks*	28	-
DSP Group*	103	1
Fairchild Semiconductor International*	70	1
Microsemi*	50	1
NVIDIA*	145	3
Samsung Electronics GDR 144A	15	5
Semtech*	60	1
Texas Instruments	47	1
Total Electronic Components-Semiconductors		14
Electronic Connectors - 0.1%
Amphenol, Cl A	169	6
Total Electronic Connectors		6
Electronic Design Automation - 0.0%
Comtech Group*	87	1
Magma Design Automation*	112	1
Total Electronic Design Automation		2
Electronic Measuring Instruments - 0.1%
Agilent Technologies*	100	3
Itron*	38	3
Total Electronic Measuring Instruments		6
Electronic Parts Distribution - 0.1%
Arrow Electronics*	100	3
Total Electronic Parts Distribution		3
Electronics-Military - 0.1%
L-3 Communications Holdings	41	4
Total Electronics-Military		4
E-Marketing/Information - 0.0%
Constant Contact*	25	-
Total E-Marketing/Information		-
Energy-Alternate Sources - 0.1%
Covanta Holding*	200	6
Sunpower, Cl A*	15	1
Total Energy-Alternate Sources		7
Engineering/R&D Services - 0.2%
Fluor	1	-
Foster Wheeler*	100	6
Jacobs Engineering Group*	60	4
Total Engineering/R&D Services		10
Engines-Internal Combustion - 0.1%
Cummins	90	4
Total Engines-Internal Combustion		4
Enterprise Software/Services - 0.6%
BMC Software*	350	11
Oracle*	605	12
Sybase*	350	9
Ultimate Software Group*	39	1
Total Enterprise Software/Services		33
Entertainment Software - 0.1%
Activision*	105	3
Total Entertainment Software		3
Fiduciary Banks - 0.2%
Bank of New York Mellon	29	1
Northern Trust	50	3
State Street	50	4
Wilmington Trust	29	1
Total Fiduciary Banks		9
Filtration/Separation Products - 0.1%

Pall	100	4
Total Filtration/Separation Products		4
Finance-Consumer Loans - 0.1%
SLM*	325	5
Total Finance-Consumer Loans		5
Finance-Credit Card - 0.1%
American Express	144	6
Total Finance-Credit Card		6
Finance-Investment Banker/Broker - 1.0%
Charles Schwab	259	5
Citigroup	197	4
Goldman Sachs Group	77	13
Greenhill	8	1
Interactive Brokers Group, Cl A*	55	1
JPMorgan Chase	296	13
Lazard, Cl A	40	2
Merrill Lynch	210	9
Morgan Stanley	106	5
Total Finance-Investment Banker/Broker		53
Finance-Other Services - 0.6%
Asset Acceptance Capital	63	1
CME Group	8	4
FCStone Group*	25	1
GFI Group	15	1
IntercontinentalExchange*	149	19
NASDAQ Stock Market*	75	3
Total Finance-Other Services		29
Food-Dairy Products - 0.1%
Wimm-Bill-Dann Foods ADR	37	4
Total Food-Dairy Products		4
Food-Meat Products - 0.1%
Hormel Foods	22	1
Tyson Foods, Cl A	218	3
Total Food-Meat Products		4
Food-Miscellaneous/Diversified - 0.2%
ConAgra Foods	44	1
Kraft Foods, Cl A	352	11
Total Food-Miscellaneous/Diversified		12
Food-Retail - 0.1%
Kroger	207	5
X5 Retail Group GDR*	75	2
Total Food-Retail		7
Food-Wholesale/Distribution - 0.1%
SYSCO	95	3
Total Food-Wholesale/Distribution		3
Footwear & Related Apparel - 0.0%
Deckers Outdoor*	10	1
Total Footwear & Related Apparel		1
Forestry - 0.2%
Plum Creek Timber	200	8
Total Forestry		8
Gambling (Non-Hotel) - 0.0%
Pinnacle Entertainment*	36	-
Total Gambling (Non-Hotel)		-
Gas-Distribution - 0.1%
Sempra Energy	112	6
WGL Holdings	33	1

Total Gas-Distribution		7
Hazardous Waste Disposal - 0.1%
Stericycle*	98	5
Total Hazardous Waste Disposal		5
Health Care Cost Containment - 0.1%
McKesson	102	5
Total Health Care Cost Containment		5
Hotels & Motels - 0.0%
Wyndham Worldwide	69	1
Total Hotels & Motels		1
Human Resources - 0.4%
Hewitt Associates, Cl A*	382	15
Manpower	100	6
Monster Worldwide*	50	1
Total Human Resources		22
Independent Power Producer - 0.1%
Dynegy, Cl A*	194	2
Mirant*	29	1
Reliant Energy*	64	1
Total Independent Power Producer		4
Industrial Automation/Robot - 0.1%
Cognex	58	1
Rockwell Automation	100	6
Total Industrial Automation/Robot		7
Industrial Gases - 0.4%
Praxair	212	18
Total Industrial Gases		18
Instruments-Scientific - 0.2%
PerkinElmer	350	8
Total Instruments-Scientific		8
Insurance Brokers - 0.0%
eHealth*	25	1
Total Insurance Brokers		1
Internet Application Software - 0.0%
Vocus*	37	1
Total Internet Application Software		1
Internet Content-Information/News - 0.1%
Baidu.com ADR*	13	3
Total Internet Content-Information/News		3
Internet Security - 0.1%
Symantec*	180	3
Total Internet Security		3
Investment Companies - 0.0%
KKR Financial Holdings	80	1
Total Investment Companies		1
Investment Management/Advisory Services - 0.3%
Affiliated Managers Group*	5	-
Blackrock	44	9
Federated Investors Inc, Cl B	40	2
T Rowe Price Group	111	6
Total Investment Management/Advisory Services		17
Life/Health Insurance - 0.0%
China Life Insurance ADR	38	2
Total Life/Health Insurance		2
Linen Supply & Related Items - 0.0%
Cintas	49	1

Total Linen Supply & Related Items		1
Machinery-Construction & Mining - 0.1%
Bucyrus International Cl A	10	1
Joy Global	88	6
Total Machinery-Construction & Mining		7
Machinery-General Industry - 0.1%
Manitowoc	41	2
Wabtec	90	3
Total Machinery-General Industry		5
Machinery-Pumps - 0.2%
Flowserve	109	11
Total Machinery-Pumps		11
Marine Services - 0.0%
Aegean Marine Petroleum Network	53	2
Total Marine Services		2
Medical Instruments - 0.5%
Abaxis*	39	1
Conceptus*	108	2
Intuitive Surgical*	53	17
Medtronic	64	3
Total Medical Instruments		23
Medical Labs & Testing Services - 0.3%
Covance*	51	4
Laboratory Corp of America Holdings*	100	7
MDS*	64	1
Quest Diagnostics	114	5
Total Medical Labs & Testing Services		17
Medical Products - 0.3%
Baxter International	225	13
Johnson & Johnson	30	2
Zoll Medical*	49	1
Total Medical Products		16
Medical-Biomedical/Genetic - 0.2%
Alexion Pharmaceuticals*	18	1
Celgene*	76	5
Illumina*	25	2
Invitrogen*	12	1
Lifecell*	37	2
Total Medical-Biomedical/Genetic		11
Medical-Drugs - 1.2%
Bristol-Myers Squibb	275	6
Cephalon*	16	1
Forest Laboratories*	42	2
Merck	396	15
OSI Pharmaceuticals*	11	-
Pfizer	661	14
Schering-Plough	1,059	15
Wyeth	230	10
Total Medical-Drugs		63
Medical-Generic Drugs - 0.3%
Barr Pharmaceuticals*	40	2
Mylan	726	8
Perrigo	22	1
Teva Pharmaceutical Industries ADR	70	3
Total Medical-Generic Drugs		14
Medical-HMO - 0.5%
Cigna	250	10

Humana*	47	2
Magellan Health Services*	9	-
UnitedHealth Group	160	5
WellPoint*	138	6
Total Medical-HMO		23
Medical-Hospitals - 0.1%
Universal Health Services, Cl B	100	5
Total Medical-Hospitals		5
Medical-Outpatient/Home Medical - 0.0%
Lincare Holdings*	52	1
Total Medical-Outpatient/Home Medical		1
Medical-Wholesale Drug Distributors - 0.2%
AmerisourceBergen	143	6
Cardinal Health	31	2
Total Medical-Wholesale Drug Distributors		8
Metal Processors & Fabricators - 0.4%
Haynes International*	11	1
Ladish*	31	1
Precision Castparts	141	14
Sterlite Industries ADR*	94	2
Total Metal Processors & Fabricators		18
Metal-Aluminum - 0.1%
Alcoa	75	3
Total Metal-Aluminum		3
Metal-Copper - 0.1%
Taseko Mines*	1,100	6
Total Metal-Copper		6
Metal-Diversified - 0.1%
Freeport-McMoRan Copper & Gold	43	4
Total Metal-Diversified		4
Motion Pictures & Services - 0.0%
Macrovision*	50	1
Total Motion Pictures & Services		1
Multi-Line Insurance - 0.9%
ACE	85	5
Allstate	239	11
American International Group	305	13
Assurant	100	6
Cincinnati Financial	100	4
Hartford Financial Services Group	56	4
Loews	76	3
XL Capital, Cl A	58	2
Total Multi-Line Insurance		48
Multimedia - 0.1%
EW Scripps, Cl A	17	1
Factset Research Systems	8	-
Time Warner	433	6
Total Multimedia		7
Networking Products - 0.5%
Cisco Systems*	950	23
Juniper Networks*	100	3
Switch & Data Facilities*	25	-
Total Networking Products		26
Non-Hazardous Waste Disposal - 0.3%
Allied Waste Industries*	160	2
Republic Services	200	6
Waste Management	185	6

Total Non-Hazardous Waste Disposal		14
Office Automation & Equipment - 0.1%
Pitney Bowes	119	4
Total Office Automation & Equipment		4
Oil & Gas Drilling - 0.1%
ENSCO International	28	2
Patterson-UTI Energy	25	1
Rowan	15	1
Total Oil & Gas Drilling		4
Oil Companies-Exploration & Production - 1.5%
Arena Resources*	18	1
ATP Oil & Gas*	28	1
CNOOC ADR	57	8
Denbury Resources*	90	3
Newfield Exploration*	100	5
NovaTek GDR	80	6
Occidental Petroleum	249	18
Parallel Petroleum*	66	1
Penn Virginia	15	1
Petroquest Energy*	35	1
Questar	200	11
Southwestern Energy*	140	5
Ultra Petroleum*	40	3
XTO Energy	205	13
Total Oil Companies-Exploration & Production		77
Oil Companies-Integrated - 1.5%
Chevron	95	8
ConocoPhillips	130	10
Exxon Mobil	344	29
Hess	100	9
Murphy Oil	25	2
Petroleo Brasileiro ADR	190	19
Total Oil Companies-Integrated		77
Oil Field Machinery & Equipment - 0.1%
Dril-Quip*	10	-
Flotek Industries*	24	-
National Oilwell Varco*	35	2
T-3 Energy Services*	34	1
Total Oil Field Machinery & Equipment		3
Oil Refining & Marketing - 0.1%
Reliance Industries GDR* 144A	20	2
Tesoro	100	3
Total Oil Refining & Marketing		5
Oil-Field Services - 0.7%
BJ Services	43	1
Exterran Holdings*	19	1
Halliburton	173	7
Helix Energy Solutions Group*	171	5
Hercules Offshore*	31	1
Schlumberger	126	11
Transocean*	40	5
Weatherford International*	77	6
W-H Energy Services*	10	1
Total Oil-Field Services		38
Paper & Related Products - 0.1%
Domtar*	300	2
Smurfit-Stone Container*	124	1

Total Paper & Related Products		3
Pharmacy Services - 0.1%
Medco Health Solutions*	132	6
Total Pharmacy Services		6
Physical Practice Management - 0.1%
Pediatrix Medical Group*	61	4
Total Physical Practice Management		4
Physical Therapy/Rehabilitation Centers - 0.1%
Psychiatric Solutions*	106	4
Total Physical Therapy/Rehabilitation Centers		4
Pipelines - 0.6%
El Paso	585	10
El Paso Pipeline Partners	43	1
Oneok	300	13
Spectra Energy	212	5
Targa Resources Partners	38	1
Total Pipelines		30
Platinum - 0.0%
Stillwater Mining*	104	2
Total Platinum		2
Printing-Commercial - 0.1%
RR Donnelley & Sons	23	1
Valassis Communications*	60	1
VistaPrint*	39	1
Total Printing-Commercial		3
Private Corrections - 0.0%
Corrections Corp of America*	40	1
Total Private Corrections		1
Property/Casualty Insurance - 0.4%
Arch Capital Group*	100	7
Safeco	150	7
Travelers	46	2
WR Berkley	200	6
Total Property/Casualty Insurance		22
Publishing-Newspapers - 0.0%
Dolan Media*	52	1
Total Publishing-Newspapers		1
Real Estate Operation/Development - 0.0%
Brookfield Properties	66	1
Total Real Estate Operation/Development		1
Reinsurance - 0.6%
Allied World Assurance Holdings	30	1
Aspen Insurance Holdings	69	2
Everest Re Group	18	2
Montpelier Re Holdings	125	2
Odyssey Re Holdings	20	1
PartnerRe	200	15
RenaissanceRe Holdings	150	8
Validus Holdings	59	1
Total Reinsurance		32
REITs-Apartments - 0.1%
American Campus Communities	18	-
AvalonBay Communities	25	2
Camden Property Trust	12	1
Equity Residential	54	2
Essex Property Trust	17	2
Total REITs-Apartments		7

REITs-Diversified - 0.1%
Digital Realty Trust	26	1
Vornado Realty Trust	32	3
Total REITs-Diversified		4
REITs-Health Care - 0.1%
HCP	16	1
Health Care	24	1
Nationwide Health Properties	35	1
Ventas	37	2
Total REITs-Health Care		5
REITs-Hotels - 0.1%
DiamondRock Hospitality	47	1
Host Hotels & Resorts	116	2
LaSalle Hotel Properties	14	-
Total REITs-Hotels		3
REITs-Office Property - 0.3%
BioMed Realty Trust	48	1
Boston Properties	103	9
Highwoods Properties	32	1
Kilroy Realty	25	1
SL Green Realty	22	2
Total REITs-Office Property		14
REITs-Regional Malls - 0.2%
General Growth Properties	45	2
Macerich	14	1
Simon Property Group	47	4
Taubman Centers	26	1
Total REITs-Regional Malls		8
REITs-Shopping Centers - 0.1%
Acadia Realty Trust	24	1
Federal Realty Investment	22	2
Kimco Realty	30	1
Kite Realty Group Trust	31	-
Regency Centers	27	2
Tanger Factory Outlet Centers	6	-
Total REITs-Shopping Centers		6
REITs-Storage - 0.0%
Public Storage	27	2
Total REITs-Storage		2
REITs-Warehouse/Industrial - 0.1%
AMB Property	36	2
Prologis	47	3
Total REITs-Warehouse/Industrial		5
Respiratory Products - 0.0%
Resmed*	20	1
Total Respiratory Products		1
Retail-Apparel/Shoe - 0.8%
Aeropostale*	50	1
AnnTaylor Stores*	22	1
Bebe Stores	54	1
Charlotte Russe Holding*	52	1
J Crew Group*	15	1
Limited Brands	53	1
Nordstrom	508	17
Polo Ralph Lauren	289	17
Urban Outfitters*	111	3
Total Retail-Apparel/Shoe		43

Retail-Building Products - 0.2%
Home Depot	87	2
Lowe's	420	10
Total Retail-Building Products		12
Retail-Computer Equipment - 0.1%
GameStop, Cl A*	74	4
Total Retail-Computer Equipment		4
Retail-Discount - 0.2%
Big Lots*	67	1
TJX	200	7
Total Retail-Discount		8
Retail-Drug Store - 0.3%
CVS Caremark	303	12
Walgreen	118	4
Total Retail-Drug Store		16
Retail-Major Department Store - 0.3%
JC Penney	325	12
Total Retail-Major Department Store		12
Retail-Office Supplies - 0.2%
Office Depot*	90	1
Staples	408	9
Total Retail-Office Supplies		10
Retail-Restaurants - 0.1%
BJ's Restaurants*	63	1
Brinker International	26	-
Burger King Holdings	151	4
Red Robin Gourmet Burgers*	10	-
Texas Roadhouse, Cl A*	100	1
Total Retail-Restaurants		6
Retail-Sporting Goods - 0.1%
Dick's Sporting Goods*	96	3
Hibbett Sports*	16	-
Total Retail-Sporting Goods		3
S&L/Thrifts-Eastern US - 0.0%
New York Community Bancorp	84	2
Total S&L/Thrifts-Eastern US		2
S&L/Thrifts-Western US - 0.0%
Washington Mutual	129	1
Total S&L/Thrifts-Western US		1
Satellite Telecommunications - 0.1%
EchoStar, Cl A*	100	3
Total Satellite Telecommunications		3
Schools - 0.2%
American Public Education*	24	1
Capella Education*	33	2
ITT Educational Services*	34	2
New Oriental Education & Technology Group ADR*	15	1
Strayer Education	11	2
Total Schools		8
Semiconductor Components-Integrated Circuits - 0.7%
Cypress Semiconductor*	22	1
Maxim Integrated Products	1,212	25
Powertech Technology GDR	500	4
Taiwan Semiconductor Manufacturing ADR	400	4
Total Semiconductor Components-Integrated Circuits		34
Semiconductor Equipment - 0.2%
Applied Materials	169	3

Novellus Systems*	31	1
Teradyne*	148	2
Varian Semiconductor Equipment Associates*	106	3
Total Semiconductor Equipment		9
Steel Pipe & Tube - 0.1%
TMK GDR	40	1
Valmont Industries	40	4
Total Steel Pipe & Tube		5
Steel-Producers - 0.2%
Nucor	58	4
POSCO ADR	35	4
Severstal GDR	180	4
Total Steel-Producers		12
Steel-Specialty - 0.0%
Allegheny Technologies	35	2
Total Steel-Specialty		2
Super-Regional Banks-US - 0.4%
Bank of America	199	8
Capital One Financial	74	4
Wells Fargo	175	5
Total Super-Regional Banks-US		17
Telecommunications Equipment - 0.1%
Harris	100	5
Total Telecommunications Equipment		5
Telecommunications Equipment-Fiber Optics - 0.0%
JDS Uniphase*	115	2
Total Telecommunications Equipment-Fiber Optics		2
Telecommunications Services - 0.2%
Amdocs*	17	-
Embarq	200	8
Time Warner Telecom, Cl A*	82	1
Total Telecommunications Services		9
Telephone-Integrated - 0.6%
AT&T	510	20
Telephone & Data Systems	16	1
Verizon Communications	263	10
Total Telephone-Integrated		31
Therapeutics - 0.4%
BioMarin Pharmaceuticals*	20	1
Gilead Sciences*	325	17
Medicines*	118	2
United Therapeutics*	8	1
Warner Chilcott, Cl A*	55	1
Total Therapeutics		22
Tobacco - 0.6%
Altria Group	135	3
Imperial Tobacco Group ADR	132	12
Philip Morris International*	135	7
UST	120	7
Total Tobacco		29
Tools-Hand Held - 0.1%
Snap-On	8	-
Stanley Works	129	6
Total Tools-Hand Held		6
Transactional Software - 0.0%
Innerworkings*	94	1
Total Transactional Software		1

Transport-Marine - 0.1%
Overseas Shipholding Group	50	3
Total Transport-Marine		3
Transport-Rail - 0.5%
Burlington Northern Santa Fe	63	6
Canadian Pacific Railway	100	6
CSX	169	9
Union Pacific	51	6
Total Transport-Rail		27
Transport-Services - 0.1%
Expeditors International Washington	75	3
Total Transport-Services		3
Transport-Truck - 0.1%
JB Hunt Transport Services	102	3
Landstar System	80	4
Total Transport-Truck		7
Web Hosting/Design - 0.1%
Equinix*	44	3
Total Web Hosting/Design		3
Web Portals/ISP - 0.2%
Google, Cl A*	20	9
Total Web Portals/ISP		9
Wire & Cable Products - 0.1%
Belden	20	1
General Cable*	30	2
Total Wire & Cable Products		3
Wireless Equipment - 0.2%
Alvarion*	80	1
American Tower, Cl A*	42	2
Motorola	239	2
Nokia ADR	169	5
RF Micro Devices*	336	1
Total Wireless Equipment		11
X-Ray Equipment - 0.0%
Hologic*	12	1
Total X-Ray Equipment		1
Total Common Stock (Cost $2,077)		2,056
Foreign Common Stock - 13.1%
Australia - 1.1%
BHP Billiton	866	28
Leighton Holdings	506	20
Qantas Airways	1,974	7
Tatts Group	90	-
Total Australia		55
Austria - 0.1%
OMV	43	3
Total Austria		3
Canada - 0.4%
Methanex	200	5
Potash Corp of Saskatchewan	100	16
Total Canada		21
China - 0.1%
Industrial & Commercial Bank of China, Cl H	7,000	5
Jiangsu Express, Cl H	2,000	2
Total China		7
Denmark - 0.6%
Danske Bank, Cl A	400	15

Norden	158	18
Total Denmark		33
France - 1.1%
BNP Paribas	204	21
Camaieu	31	13
France Telecom	630	21
Total France		55
Germany - 0.6%
Allianz SE	4	1
Deutsche Bank	81	9
Deutsche Boerse	20	3
ThyssenKrupp	328	19
Total Germany		32
Hong Kong - 0.3%
China Everbright International	5,000	2
China Mobile	500	8
Shanghai Industrial Holdings	1,000	4
Total Hong Kong		14
India - 0.0%
ITC GDR	450	2
Total India		2
Indonesia - 0.1%
Astra International	1,000	3
Bank Rakyat Indonesia	4,000	3
Total Indonesia		6
Israel - 0.1%
Israel Chemicals	230	3
Total Israel		3
Italy - 0.8%
Enel	1,433	15
Fiat	834	19
Indesit	671	9
Total Italy		43
Japan - 2.9%
Aisin Seiki	500	19
Daihatsu Motor	1,000	12
Daiichikosho	700	7
Hitachi	2,000	12
Kohnan Shoji	700	9
Leopalace21	100	2
Makita	100	3
NEC	1,000	4
Nikon	800	21
Nippon Mining Holdings	1,500	8
Nippon Oil	2,000	13
Nippon Telegraph & Telephone	3	13
Nisshin Steel	1,000	3
Sumitomo Mitsui Financial Group	1	7
Sumitomo Pipe & Tube	1,000	8
Toyota Motor	100	5
Total Japan		146
Netherlands - 1.1%
Hunter Douglas	100	7
ING Groep	547	20
Royal Dutch Shell, Cl A	864	30
Total Netherlands		57
New Zealand - 0.1%

Telecom Corp of New Zealand	1,753	5
Total New Zealand		5
Russia - 0.2%
Gazprom OAO ADR	150	8
Total Russia		8
Singapore - 0.5%
Jardine Cycle & Carriage	1,000	14
Neptune Orient Lines	4,000	10
Total Singapore		24
South Africa - 0.2%
Anglo Platinum	19	3
MTN Group	220	3
Murray & Roberts Holdings	240	3
Naspers, Cl N	90	2
Total South Africa		11
Spain - 0.7%
Banco Bilbao Vizcaya	456	10
Banco Santander	1,258	25
Total Spain		35
Sweden - 0.1%
Skandinaviska Enskilda Banken, Cl A	100	3
Total Sweden		3
Switzerland - 0.5%
Zurich Financial Services	74	23
Total Switzerland		23
Thailand - 0.1%
CP ALL	7,000	2
Kasikornbank	1,700	5
Total Thailand		7
United Kingdom - 1.4%
3i Group	24	-
Anglo American	42	3
AstraZeneca	399	15
Aveva Group	94	2
BHP Billiton	40	1
BT Group	3,415	15
Chaucer Holdings	101	-
Eurasian Natural Resources*	120	2
Eurocastle Investment	6	-
Game Group	1,432	6
Petrofac	124	1
Reckitt Benckiser Group	388	22
Royal Bank of Scotland Group	1,062	7
Total United Kingdom		74
Total Foreign Common Stock (Cost$ 685)		667
Warrants - 0.3%
Bharti Airtel 144A expires 10/28/08*	220	4
Cathay Financial Holding 144A expires 01/15/13*	1,100	3
Chinatrust Financial Holding 144A expires 10/07/08*	3,000	3
Foxconn Technology 144A expires 08/22/08*	230	1
Grasim Industries 144A expires 05/22/09*	30	2

IVRCL Infrastructures & Projects 144A expires 11/17/08*	195	2
Maruti Suzuki India 144A expires 09/03/12*	105	2
Total Warrant (Cost $20)		17
U.S. Treasury Obligations - 11.3%
U.S. Treasury Bond
5.000%, 05/15/37	$ 15	17
3.625%, 12/31/12	5	5
3.500%, 02/15/18	5	5
2.875%, 01/31/13	50	51
U.S. Treasury Notes
4.875%, 07/31/11	195	213
4.750%, 08/15/17	25	28
4.750%, 05/15/14	95	107
4.625%, 11/15/09	135	142
4.125%, 08/31/12	10	11
Total U.S. Treasury Obligations (Cost $542)		579
U.S. Government Agency Obligations - 10.0%
Federal National Mortgage Association
6.000%, 01/01/37	117	120
5.500%, 01/01/37	251	253
5.000%, 09/01/35	137	136
Total U.S. Government Agency Obligations (Cost $503)		509
Foreign Bond - 5.3%
Deutschland Republic, Ser 3 (EUR)	166	272
4.500%, 01/04/13
Total Foreign Bond (Cost $221)		272
Corporate Bonds - 5.8%
Alliance One International 11.000%, 05/15/12	$ 5	5
Allied Waste North America 5.750%, 02/15/11	6	6
Apache 5.250%, 04/15/13	15	16
Aramark Services (B) 6.739%, 02/01/15	4	4
Astrazeneca 5.400%, 09/15/12	5	5
Bank One 5.900%, 11/15/11	15	16
Belden 7.000%, 03/15/17	3	3
Canadian Natural Resources 6.700%, 07/15/11	5	5
Cascades 7.250%, 02/15/13	8	7
Cenveo 7.875%, 12/01/13	4	3
Chesapeake Energy 6.375%, 06/15/15	3	3
Citigroup 6.125%, 11/21/17	5	5
Citizens Communications 9.000%, 08/15/31	6	5
Coleman Cable 9.875%, 10/01/12	5	4

Comcast 5.300%, 01/15/14	15	15
Connacher Oil and Gas 144A 10.250%, 12/15/15	5	5
Covidien International Finance 144A 5.450%, 10/15/12	5	5
D.R. Horton 7.875%, 08/15/11	2	2
Denbury Resources 7.500%, 12/15/15	5	5
E*Trade Financial 7.875%, 12/01/15	4	3
Echostar DBS 6.625%, 10/01/14	8	7
ERP Operating 5.125%, 03/15/16	15	13
Ford Motor Credit 7.375%, 10/28/09	8	7
GMAC 7.000%, 02/01/12	8	6
Ikon Office Solutions 7.750%, 09/15/15	5	5
Ikon Office Solutions 144A (B) 9.926%, 01/01/12	2	2
Kansas City Southern 9.500%, 10/01/08	4	4
KB Home 7.750%, 02/01/10	5	5
Landry's Restaurants 9.500%, 12/15/14	7	7
Lehman Brothers Holdings 6.200%, 09/26/14	5	5
Marathon Oil 6.600%, 10/01/37	5	5
OPTI Canada 8.250%, 12/15/14	6	6
Provident 7.250%, 03/15/28	6	5
PSEG Power 7.750%, 04/15/11	15	16
Pulte Homes 7.875%, 08/01/11	6	6
Qwest 8.875%, 03/15/12	8	8
Residential Capital 144A (B) 7.828%, 04/17/09	7	3
RH Donnelley 144A 8.875%, 10/15/17	4	3
Roadway 8.250%, 12/01/08	4	4
SBC Communications 5.100%, 09/15/14	15	15
Southwestern Energy 144A 7.500%, 02/01/18	4	4
Stater Brothers Holdings 7.750%, 04/15/15	7	7

Swift Transportation 144A (B) 10.815%, 05/15/15	3	1
Tesoro 6.500%, 06/01/17	6	5
True Temper Sports 8.375%, 09/15/11	4	2
Tyco Electronics 144A 6.550%, 10/01/17	5	5
Uno Restaurant 144A 10.000%, 02/15/11	1	-
Valassis Communication 8.250%, 03/01/15	6	5
Weatherford International 5.950%, 06/15/12	5	5
Xerox Capital Trust I 8.000%, 02/01/27	5	5
Total Corporate Bond (Cost $308)		293
Investment Company - 2.6%
Index Fund - Growth-Small Cap - 0.1%
iShares Russell 2000 Growth Index Fund	48	3
Total Index Fund-Growth-Small Cap		3
Index Fund - Value Small Cap - 2.5%
iShares S&P Small Cap 600 Value Index Fund	2,000	131
Total Index Fund-Value-Small Cap		131
Total Investment Company (Cost $155)		134
Money Market Fund - 9.2%
Dreyfus Cash Management Fund, Institutional Class,
3.324% (A)	470,048	470
Total Money Market Fund (Cost $470)		470
Total Investments - 97.8% (Cost $4,981)†		4,997
Other Assets and Liabilities, Net - 2.2%		113
Total Net Assets - 100.0%		$ 5,110

* Non-income producing security.
144A — Security exempt from registration under Rule 144a of the securities Act of 1933.
This security may be resold in the transactions exempt from registration, normally to qualified institutional buyers. On March 31,2008, the value of these securities amounted to $52 (000), representing 1.0% of the net assets of the Portfolio.
(A) The rate reported represents the 7-day effective yield as of March 31, 2008.
(B) Floating Rate Security - The rate reported represents the security's yield at the time of purchase.
ADR — American Depositary Receipt
Cl — Class
DBS — Direct Broadcast Satellite
EUR — Euro
GDR — Global Depositary Receipt
HMO — Health Maintenance Organization
ISP — Internet Service Provider
LP — Limited Partnership
R&D — Research and Development
REITs — Real Estate Investment Trusts
S&L — Savings and Loan
Ser — Series

Amounts designated as “—” are either $0 or have been rounded to $0.
Cost figures are shown with “000’s” omitted.

† At March 31, 2008, the approximate tax basis cost of the Portfolio’s investments was $4,981,251, and the unrealized
appreciation and depreciation were $323,592 and
$(308,263), respectively.
For information regarding the Portfolio’s policy regarding
valuation of investments and other significant accounting
policies, please refer to the Portfolio's most recent annual financial statements.

The Portfolio utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s net assets were as follows:

Valuation Inputs	Investments (000)	Other Financial Instruments (000)
Level 1 – quoted prices	$ 2,658	$ -
Level 2 – other significant observable inputs	2,339	-
Level 3 – significant unobservable inputs	-	-
Total	$ 4,997	$ -

Old Mutual VA Asset Allocation Moderate Growth Portfolio
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2008 (UNAUDITED)

Description	Shares/Face Amount (000)	Value (000)
Common Stock - 52.7%
Advertising Sales - 0.1%
Focus Media Holding ADR*	129	$ 5
Total Advertising Sales		5
Aerospace/Defense - 0.7%
Boeing	185	14
Raytheon	63	4
Rockwell Collins	596	34
Total Aerospace/Defense		52
Aerospace/Defense-Equipment - 0.4%
AAR*	140	4
Alliant Techsystems*	200	21
B/E Aerospace*	127	4
DRS Technologies	13	1
Total Aerospace/Defense-Equipment		30
Agricultural Chemicals - 1.2%
Agrium	150	9
CF Industries Holdings	71	7
Monsanto	263	29
Potash of Saskatchewan	232	36
Terra Industries*	43	2
Total Agricultural Chemicals		83
Agricultural Operations - 0.1%
Archer-Daniels-Midland	196	8
Total Agricultural Operations		8
Airlines - 0.0%
Delta Air Lines*	62	1
US Airways Group*	45	-
Total Airlines		1
Apparel Manufacturers - 0.4%
VF	372	29
Total Apparel Manufacturers		29
Applications Software - 0.8%
Citrix Systems*	63	2
Intuit*	118	3
Microsoft	1,757	50
Satyam Computer Services ADR	35	1
Total Applications Software		56
Auction House/Art Dealer - 0.0%
Ritchie Bros Auctioneers	10	1
Total Auction House/Art Dealer		1
Audio/Video Products - 0.0%
DTS*	140	3
Total Audio/Video Products		3
Auto/Truck Parts & Equipment-Original - 0.0%
Amerigon*	94	1
Total Auto/Truck Parts & Equipment-Original		1
Auto-Cars/Light Trucks - 0.2%
Ford Motor*	1,402	8
Hyundai Motor GDR	400	6
Total Auto-Cars/Light Trucks		14

Beverages-Non-Alcoholic - 0.4%
Coca-Cola	347	21
Coca-Cola Enterprises	176	4
Coca-Cola Femsa SAB de CV ADR	80	5
Total Beverages-Non-Alcoholic		30
Brewery - 0.4%
Anheuser-Busch	100	5
Cia Cervecerias Unidas ADR	130	5
Molson Coors Brewing, Cl B	372	20
Total Brewery		30
Building & Construction-Miscellaneous - 0.1%
Orascom Construction GDR	25	4
Total Building & Construction-Miscellaneous		4
Cable TV - 0.2%
Comcast, Special Cl A*	448	8
DIRECTV Group*	136	3
Total Cable TV		11
Casino Services - 0.1%
International Game Technology	150	6
Total Casino Services		6
Cellular Telecommunications - 0.4%
America Movil, Ser L ADR	150	10
China Mobile ADR	40	3
Millicom International Cellular*	60	6
Tim Participacoes ADR	100	3
Turkcell Iletisim Hizmet AS ADR	120	3
Vimpel-Communications ADR	125	4
Total Cellular Telecommunications		29
Chemicals-Diversified - 0.6%
Celanese, Ser A	500	20
E.I. du Pont de Nemours	475	22
Total Chemicals-Diversified		42
Chemicals-Specialty - 0.3%
Ashland	80	4
Lubrizol	300	17
OM Group*	40	2
Total Chemicals-Specialty		23
Coal - 0.2%
Arch Coal	10	-
Consol Energy	100	7
Massey Energy	60	2
Peabody Energy	94	5
Total Coal		14
Commercial Banks Non-US - 0.1%
Kookmin Bank ADR	110	6
Total Commercial Banks Non-US		6
Commercial Banks-Central US - 0.0%
PrivateBancorp	50	2
Total Commercial Banks-Central US		2
Commercial Banks-Eastern US - 0.0%
Signature Bank*	50	1
Webster Financial	31	1
Total Commercial Banks-Eastern US		2
Commercial Services - 0.0%
ExlService Holdings*	141	3
Total Commercial Services		3
Commercial Services-Finance - 0.0%

Paychex	33	1
Visa, Cl A*	10	1
Total Commercial Services-Finance		2
Computer Aided Design - 0.1%
Ansys*	262	9
Total Computer Aided Design		9
Computer Services - 0.0%
Electronic Data Systems	101	2
Total Computer Services		2
Computer Software - 0.0%
Double-Take Software*	133	2
Total Computer Software		2
Computers - 2.4%
Apple*	414	59
Dell*	220	4
Hewlett-Packard	936	43
International Business Machines	234	27
Research In Motion*	241	27
Sun Microsystems*	553	9
Total Computers		169
Computers-Integrated Systems - 0.0%
Jack Henry & Associates	95	2
Riverbed Technology*	30	-
Total Computers-Integrated Systems		2
Computers-Memory Devices - 0.2%
EMC*	585	8
SanDisk*	17	-
Western Digital*	300	8
Total Computers-Memory Devices		16
Consulting Services - 0.2%
Advisory Board*	67	4
Corporate Executive Board	35	1
FTI Consulting*	71	5
Navigant Consulting*	50	1
Total Consulting Services		11
Containers-Metal/Glass - 0.4%
Crown Holdings*	500	13
Owens-Illinois*	300	17
Total Containers-Metal/Glass		30
Containers-Paper/Plastic - 0.1%
Sealed Air	118	3
Sonoco Products	98	3
Total Containers-Paper/Plastic		6
Cosmetics & Toiletries - 0.3%
Colgate-Palmolive	194	15
Procter & Gamble	62	4
Total Cosmetics & Toiletries		19
Cruise Lines - 0.2%
Carnival	303	12
Total Cruise Lines		12
Data Processing/Management - 0.0%
Fiserv*	45	2
SEI Investments	26	1
Total Data Processing/Management		3
Dental Supplies & Equipment - 0.3%
Dentsply International	589	23
Total Dental Supplies & Equipment		23

Diagnostic Kits - 0.0%
Idexx Laboratories*	47	2
Total Diagnostic Kits		2
Distribution/Wholesale - 0.2%
Fossil*	93	3
LKQ*	394	9
Total Distribution/Wholesale		12
Diversified Manufacturing Operations - 1.5%
3M	80	6
Dover	35	1
General Electric	1,398	52
Honeywell International	244	14
Illinois Tool Works	294	14
Ingersoll-Rand, Cl A	26	1
Parker Hannifin	132	9
Textron	200	11
Total Diversified Manufacturing Operations		108
Diversified Minerals - 0.1%
Cia Vale do Rio Doce ADR	180	6
Total Diversified Minerals		6
Drug Delivery Systems - 0.4%
Hospira*	652	28
Total Drug Delivery Systems		28
E-Commerce/Services - 0.2%
Ctrip.com International ADR	65	3
Expedia*	128	3
Liberty Media - Interactive, Cl A*	230	4
Priceline.com*	39	5
Total E-Commerce/Services		15
Educational Software - 0.0%
Blackboard*	35	1
SkillSoft ADR*	150	2
Total Educational Software		3
Electric Products-Miscellaneous - 0.1%
Emerson Electric	188	10
Total Electric Products-Miscellaneous		10
Electric-Generation - 0.0%
AES*	94	2
Total Electric-Generation		2
Electric-Integrated - 1.5%
Centerpoint Energy	1,500	21
Dominion Resources	246	10
Duke Energy	347	6
Entergy	125	14
OGE Energy	500	16
PG&E	77	3
PPL	450	21
Sierra Pacific Resources	140	2
TECO Energy	900	14
Total Electric-Integrated		107
Electronic Components-Miscellaneous - 0.1%
AU Optronics ADR	291	5
Flextronics International*	148	1
HON HAI Precision GDR	390	4
Total Electronic Components-Miscellaneous		10
Electronic Components-Semiconductors - 0.2%
AuthenTec*	122	1

Broadcom, Cl A*	90	2
Cavium Networks*	70	1
DSP Group*	152	2
Fairchild Semiconductor International*	106	1
Microsemi*	100	2
NVIDIA*	250	5
Semtech*	86	1
Texas Instruments	93	3
Total Electronic Components-Semiconductors		18
Electronic Connectors - 0.2%
Amphenol, Cl A	304	11
Total Electronic Connectors		11
Electronic Design Automation - 0.1%
Comtech Group*	207	2
Magma Design Automation*	266	3
Total Electronic Design Automation		5
Electronic Measuring Instruments - 0.2%
Agilent Technologies*	200	6
Itron*	91	8
Total Electronic Measuring Instruments		14
Electronic Parts Distribution - 0.1%
Arrow Electronics*	200	7
Total Electronic Parts Distribution		7
Electronics-Military - 0.1%
L-3 Communications Holdings	66	7
Total Electronics-Military		7
E-Marketing/Information - 0.0%
Constant Contact*	56	1
Total E-Marketing/Information		1
Energy-Alternate Sources - 0.2%
Covanta Holding*	500	14
Sunpower, Cl A*	27	2
Total Energy-Alternate Sources		16
Engineering/R&D Services - 0.3%
Foster Wheeler*	200	11
Jacobs Engineering Group*	106	8
Total Engineering/R&D Services		19
Engines-Internal Combustion - 0.1%
Cummins	172	8
Total Engines-Internal Combustion		8
Enterprise Software/Services - 0.9%
BMC Software*	700	23
Oracle*	1,073	21
Sybase*	700	18
Ultimate Software Group*	102	3
Total Enterprise Software/Services		65
Entertainment Software - 0.1%
Activision*	212	6
Total Entertainment Software		6
Fiduciary Banks - 0.3%
Bank of New York Mellon	70	3
Northern Trust	150	10
State Street	88	7
Wilmington Trust	43	1
Total Fiduciary Banks		21
Filtration/Separation Products - 0.2%
Pall	300	11

Total Filtration/Separation Products		11
Finance-Consumer Loans - 0.1%
SLM*	526	8
Total Finance-Consumer Loans		8
Finance-Credit Card - 0.1%
American Express	230	10
Total Finance-Credit Card		10
Finance-Investment Banker/Broker - 1.2%
Charles Schwab	455	9
Citigroup	321	7
Goldman Sachs Group	131	22
Greenhill	12	1
Interactive Brokers Group, Cl A*	76	2
JPMorgan Chase	487	21
Lazard, Cl A	69	3
Merrill Lynch	379	15
Morgan Stanley	155	7
Total Finance-Investment Banker/Broker		87
Finance-Other Services - 0.7%
Asset Acceptance Capital	82	1
CME Group	17	8
FCStone Group*	65	2
GFI Group	38	2
IntercontinentalExchange*	271	35
NASDAQ OMX Group*	136	5
Total Finance-Other Services		53
Food-Dairy Products - 0.1%
Wimm-Bill-Dann Foods ADR	45	5
Total Food-Dairy Products		5
Food-Meat Products - 0.1%
Hormel Foods	30	1
Tyson Foods, Cl A	366	6
Total Food-Meat Products		7
Food-Miscellaneous/Diversified - 0.3%
ConAgra Foods	63	2
Kraft Foods, Cl A	535	17
Total Food-Miscellaneous/Diversified		19
Food-Retail - 0.2%
Kroger	445	11
X5 Retail Group GDR*	90	3
Total Food-Retail		14
Food-Wholesale/Distribution - 0.1%
SYSCO	138	4
Total Food-Wholesale/Distribution		4
Footwear & Related Apparel - 0.0%
Deckers Outdoor*	20	2
Total Footwear & Related Apparel		2
Forestry - 0.2%
Plum Creek Timber	350	14
Total Forestry		14
Gambling (Non-Hotel) - 0.0%
Pinnacle Entertainment*	79	1
Total Gambling (Non-Hotel)		1
Gas-Distribution - 0.3%
Sempra Energy	314	17
WGL Holdings	47	2
Total Gas-Distribution		19

Hazardous Waste Disposal - 0.1%
Stericycle*	178	9
Total Hazardous Waste Disposal		9
Health Care Cost Containment - 0.1%
McKesson	170	9
Total Health Care Cost Containment		9
Hotels & Motels - 0.0%
Wyndham Worldwide	100	2
Total Hotels & Motels		2
Human Resources - 0.5%
Hewitt Associates, Cl A*	746	30
Manpower	100	6
Monster Worldwide*	87	2
Total Human Resources		38
Independent Power Producer - 0.1%
Dynegy, Cl A*	606	5
Mirant*	42	2
Reliant Energy*	92	2
Total Independent Power Producer		9
Industrial Automation/Robot - 0.1%
Cognex	83	2
Rockwell Automation	100	6
Total Industrial Automation/Robot		8
Industrial Gases - 0.4%
Praxair	348	29
Total Industrial Gases		29
Instruments-Scientific - 0.2%
PerkinElmer	650	16
Total Instruments-Scientific		16
Insurance Brokers - 0.0%
eHealth*	71	2
Total Insurance Brokers		2
Internet Application Software - 0.0%
Vocus*	96	3
Total Internet Application Software		3
Internet Content-Information/News - 0.1%
Baidu.com ADR*	20	5
Total Internet Content-Information/News		5
Internet Security - 0.1%
Symantec*	260	4
Total Internet Security		4
Investment Companies - 0.0%
KKR Financial Holdings	118	1
Total Investment Companies		1
Investment Management/Advisory Services - 0.4%
Affiliated Managers Group*	10	1
Blackrock	80	16
Federated Investors Inc, Cl B	57	2
T Rowe Price Group	156	8
Total Investment Management/Advisory Services		27
Life/Health Insurance - 0.0%
China Life Insurance ADR	52	3
Total Life/Health Insurance		3
Linen Supply & Related Items - 0.0%
Cintas	68	2
Total Linen Supply & Related Items		2

Machinery-Construction & Mining - 0.3%
Bucyrus International Cl A	20	2
Joy Global	157	10
Terex*	100	6
Total Machinery-Construction & Mining		18
Machinery-General Industry - 0.1%
Manitowoc	71	3
Wabtec	187	7
Total Machinery-General Industry		10
Machinery-Pumps - 0.3%
Flowserve	175	18
Total Machinery-Pumps		18
Marine Services - 0.1%
Aegean Marine Petroleum Network	130	4
Total Marine Services		4
Medical Instruments - 0.6%
Abaxis*	45	1
Conceptus*	260	5
Intuitive Surgical*	96	31
Medtronic	92	4
Total Medical Instruments		41
Medical Labs & Testing Services - 0.5%
Covance*	94	8
Laboratory Corp of America Holdings*	200	15
MDS*	92	2
Quest Diagnostics	224	10
Total Medical Labs & Testing Services		35
Medical Products - 0.4%
Baxter International	397	23
Johnson & Johnson	50	3
Zoll Medical*	116	3
Total Medical Products		29
Medical-Biomedical/Genetic - 0.3%
Alexion Pharmaceuticals*	41	2
Celgene*	141	9
Illumina*	56	4
Invitrogen*	17	1
Lifecell*	99	4
Total Medical-Biomedical/Genetic		20
Medical-Drugs - 1.5%
Bristol-Myers Squibb	446	9
Cephalon*	25	2
Forest Laboratories*	63	3
Merck	724	27
OSI Pharmaceuticals*	27	1
Pfizer	1,007	21
Schering-Plough	1,837	26
Wyeth	360	15
Total Medical-Drugs		104
Medical-Generic Drugs - 0.3%
Barr Pharmaceuticals*	57	3
Mylan	1,298	15
Perrigo	59	2
Teva Pharmaceutical Industries ADR	90	4
Total Medical-Generic Drugs		24
Medical-HMO - 0.5%
Cigna	350	14

Humana*	85	4
Magellan Health Services*	14	1
UnitedHealth Group	258	9
WellPoint*	225	10
Total Medical-HMO		38
Medical-Hospitals - 0.1%
Universal Health Services, Cl B	100	5
Total Medical-Hospitals		5
Medical-Outpatient/Home Medical - 0.0%
Lincare Holdings*	75	2
Total Medical-Outpatient/Home Medical		2
Medical-Wholesale Drug Distributors - 0.2%
AmerisourceBergen	287	12
Cardinal Health	67	4
Total Medical-Wholesale Drug Distributors		16
Metal Processors & Fabricators - 0.4%
Haynes International*	16	1
Ladish*	41	1
Precision Castparts	254	26
Sterlite Industries ADR*	134	2
Total Metal Processors & Fabricators		30
Metal-Aluminum - 0.1%
Alcoa	110	4
Total Metal-Aluminum		4
Metal-Diversified - 0.1%
Freeport-McMoRan Copper & Gold	48	5
Total Metal-Diversified		5
Motion Pictures & Services - 0.0%
Macrovision*	73	1
Total Motion Pictures & Services		1
Multi-Line Insurance - 1.2%
ACE	174	10
Allstate	361	17
American International Group	466	20
Assurant	300	18
Cincinnati Financial	200	8
Hartford Financial Services Group	91	7
Loews	59	2
XL Capital, Cl A	94	3
Total Multi-Line Insurance		85
Multimedia - 0.1%
EW Scripps, Cl A	27	1
Factset Research Systems	11	1
Time Warner	559	8
Total Multimedia		10
Networking Products - 0.6%
Cisco Systems*	1,701	41
Juniper Networks*	179	4
Switch & Data Facilities*	62	1
Total Networking Products		46
Non-Hazardous Waste Disposal - 0.3%
Allied Waste Industries*	231	2
Republic Services	400	12
Waste Management	265	9
Total Non-Hazardous Waste Disposal		23
Office Automation & Equipment - 0.1%
Pitney Bowes	182	6

Total Office Automation & Equipment		6
Oil & Gas Drilling - 0.1%
ENSCO International	49	3
Patterson-UTI Energy	55	1
Rowan	25	1
Total Oil & Gas Drilling		5
Oil Companies-Exploration & Production - 2.0%
Arena Resources*	51	2
ATP Oil & Gas*	76	2
CNOOC ADR	72	11
Denbury Resources*	152	4
Gazprom ADR	200	10
Newfield Exploration*	150	8
NovaTek GDR	150	12
Occidental Petroleum	402	29
Parallel Petroleum*	164	3
Penn Virginia	35	2
Petroquest Energy*	85	1
Questar	300	17
Southwestern Energy*	282	10
Ultra Petroleum*	79	6
XTO Energy	371	23
Total Oil Companies-Exploration & Production		140
Oil Companies-Integrated - 1.8%
Chevron	170	15
ConocoPhillips	215	16
Exxon Mobil	610	52
Hess	150	13
Murphy Oil	41	3
Petroleo Brasileiro ADR	272	28
Total Oil Companies-Integrated		127
Oil Field Machinery & Equipment - 0.1%
Dril-Quip*	30	1
Flotek Industries*	64	1
National Oilwell Varco*	61	4
T-3 Energy Services*	88	4
Total Oil Field Machinery & Equipment		10
Oil Refining & Marketing - 0.2%
Reliance Industries GDR 144A	30	3
Tesoro	300	9
Total Oil Refining & Marketing		12
Oil-Field Services - 0.9%
BJ Services	63	2
Exterran Holdings*	30	2
Halliburton	290	11
Helix Energy Solutions Group*	230	7
Hercules Offshore*	83	2
Schlumberger	227	20
Transocean*	71	10
Weatherford International*	137	10
W-H Energy Services*	25	2
Total Oil-Field Services		66
Paper & Related Products - 0.1%
Domtar*	600	4
Smurfit-Stone Container*	180	1
Total Paper & Related Products		5
Pharmacy Services - 0.1%

Medco Health Solutions*	222	10
Total Pharmacy Services		10
Physical Practice Management - 0.2%
Pediatrix Medical Group*	182	12
Total Physical Practice Management		12
Physical Therapy/Rehabilitation Centers - 0.1%
Psychiatric Solutions*	250	8
Total Physical Therapy/Rehabilitation Centers		8
Pipelines - 0.6%
El Paso	846	14
El Paso Pipeline Partners LP	64	1
Oneok	500	22
Spectra Energy	346	8
Targa Resources Partners LP	56	1
Total Pipelines		46
Platinum - 0.0%
Stillwater Mining*	150	2
Total Platinum		2
Printing-Commercial - 0.1%
RR Donnelley & Sons	31	1
Valassis Communications*	81	1
VistaPrint*	102	4
Total Printing-Commercial		6
Private Corrections - 0.0%
Corrections Corp of America*	61	2
Total Private Corrections		2
Property/Casualty Insurance - 0.7%
Arch Capital Group*	250	17
Safeco	250	11
Travelers	76	4
WR Berkley	600	17
Total Property/Casualty Insurance		49
Publishing-Newspapers - 0.0%
Dolan Media*	114	2
Total Publishing-Newspapers		2
Real Estate Operation/Development - 0.1%
Brookfield Properties	358	7
Total Real Estate Operation/Development		7
Reinsurance - 0.7%
Allied World Assurance Holdings	43	2
Aspen Insurance Holdings	96	3
Everest Re Group	28	3
Montpelier Re Holdings	181	3
Odyssey Re Holdings	30	1
PartnerRe	300	23
RenaissanceRe Holdings	300	16
Validus Holdings	85	2
Total Reinsurance		53
REITS-Apartments - 0.6%
American Campus Communities	98	3
AvalonBay Communities	134	13
Camden Property Trust	64	3
Equity Residential	293	12
Essex Property Trust	90	10
Total REITs-Apartments		41

REITs-Diversified - 0.3%
Digital Realty Trust	144	5
Vornado Realty Trust	176	15
Total REITs-Diversified		20
REITs-Health Care - 0.3%
HCP	89	3
Health Care	132	6
Nationwide Health Properties	189	6
Ventas	201	9
Total REITs-Health Care		24
REITs-Hotels - 0.2%
DiamondRock Hospitality	257	3
Host Hotels & Resorts	617	10
LaSalle Hotel Properties	80	2
Total REITs-Hotels		15
REITs-Office Property - 0.7%
BioMed Realty Trust	263	6
Boston Properties	244	22
Highwoods Properties	173	5
Kilroy Realty	132	6
SL Green Realty	118	10
Total REITs-Office Property		49
REITs-Regional Malls - 0.6%
General Growth Properties	245	9
Macerich	76	5
Simon Property Group	250	23
Taubman Centers	142	7
Total REITs-Regional Malls		44
REITs-Shopping Centers - 0.5%
Acadia Realty Trust	134	3
Federal Realty Investment	122	10
Kimco Realty	167	7
Kite Realty Group Trust	172	2
Regency Centers	147	10
Tanger Factory Outlet Centers	34	1
Total REITs-Shopping Centers		33
REITs-Storage - 0.2%
Public Storage	146	13
Total REITs-Storage		13
REITs-Warehouse/Industrial - 0.4%
AMB Property	197	11
Prologis	247	15
Total REITs-Warehouse/Industrial		26
Respiratory Products - 0.0%
Resmed*	55	2
Total Respiratory Products		2
Retail-Apparel/Shoe - 1.1%
Aeropostale*	135	4
AnnTaylor Stores*	32	1
Bebe Stores	148	2
Charlotte Russe Holding*	133	2
Gap	9	-
J Crew Group*	45	2
Limited Brands	77	1
Nordstrom	918	30
Polo Ralph Lauren	521	30
Urban Outfitters*	228	7

Total Retail-Apparel/Shoe		79
Retail-Building Products - 0.3%
Home Depot	140	4
Lowe's	755	17
Total Retail-Building Products		21
Retail-Computer Equipment - 0.1%
GameStop, Cl A*	131	7
Total Retail-Computer Equipment		7
Retail-Discount - 0.2%
Big Lots*	108	2
TJX	300	10
Total Retail-Discount		12
Retail-Drug Store - 0.4%
CVS Caremark	546	22
Walgreen	180	7
Total Retail-Drug Store		29
Retail-Major Department Store - 0.3%
JC Penney	583	22
Total Retail-Major Department Store		22
Retail-Office Supplies - 0.3%
Office Depot*	144	2
Staples	733	16
Total Retail-Office Supplies		18
Retail-Restaurants - 0.2%
BJ's Restaurants*	160	2
Brinker International	36	1
Burger King Holdings	273	8
Red Robin Gourmet Burgers*	40	2
Texas Roadhouse, Cl A*	215	2
Total Retail-Restaurants		15
Retail-Sporting Goods - 0.1%
Dick's Sporting Goods*	168	4
Hibbett Sports*	42	1
Total Retail-Sporting Goods		5
S&L/Thrifts-Eastern US - 0.0%
New York Community Bancorp	121	2
Total S&L/Thrifts-Eastern US		2
S&L/Thrifts-Western US - 0.0%
Washington Mutual	210	2
Total S&L/Thrifts-Western US		2
Satellite Telecommunications - 0.1%
EchoStar, Cl A*	200	6
Total Satellite Telecommunications		6
Schools - 0.2%
American Public Education*	55	2
Capella Education*	79	4
ITT Educational Services*	60	3
New Oriental Education & Technology Group ADR*	37	2
Strayer Education	28	4
Total Schools		15
Semiconductor Components-Integrated Circuits - 0.7%
Cypress Semiconductor*	32	1
Maxim Integrated Products	1,738	35
Powertech Technology GDR	600	4
Taiwan Semiconductor Manufacturing ADR	600	6
Total Semiconductor Components-Integrated Circuits		46
Semiconductor Equipment - 0.2%

Applied Materials	272	5
Novellus Systems*	41	1
Teradyne*	365	5
Varian Semiconductor Equipment Associates*	193	5
Total Semiconductor Equipment		16
Steel Pipe & Tube - 0.1%
TMK GDR	40	1
Valmont Industries	76	7
Total Steel Pipe & Tube		8
Steel-Producers - 0.3%
Nucor	123	8
POSCO ADR	44	5
Severstal GDR	220	5
Total Steel-Producers		18
Steel-Specialty - 0.1%
Allegheny Technologies	65	5
Total Steel-Specialty		5
Super-Regional Banks-US - 0.4%
Bank of America	322	12
Capital One Financial	122	6
Wells Fargo	286	8
Total Super-Regional Banks-US		26
Telecommunications Equipment - 0.2%
Harris	300	15
Total Telecommunications Equipment		15
Telecommunications Equipment-Fiber Optics - 0.0%
JDS Uniphase*	167	2
Total Telecommunications Equipment-Fiber Optics		2
Telecommunications Services - 0.2%
Amdocs*	24	1
Embarq	300	12
Time Warner Telecom, Cl A*	149	2
Total Telecommunications Services		15
Telephone-Integrated - 0.7%
AT&T	844	32
Telephone & Data Systems	22	1
Verizon Communications	425	16
Total Telephone-Integrated		49
Therapeutics - 0.6%
BioMarin Pharmaceuticals*	50	2
Gilead Sciences*	596	31
Medicines*	170	3
United Therapeutics*	23	2
Warner Chilcott, Cl A*	79	1
Total Therapeutics		39
Tobacco - 0.7%
Altria Group	220	5
Imperial Tobacco Group ADR	214	20
ITC GDR	600	3
Philip Morris International*	220	11
UST	196	11
Total Tobacco		50
Tools-Hand Held - 0.2%
Snap-On	47	2
Stanley Works	210	10
Total Tools-Hand Held		12
Transactional Software - 0.0%

Innerworkings*	243	3
Total Transactional Software		3
Transport-Marine - 0.1%
Overseas Shipholding Group	100	7
Total Transport-Marine		7
Transport-Rail - 0.8%
Burlington Northern Santa Fe	100	9
Canadian Pacific Railway	200	13
CSX	422	24
Union Pacific	86	11
Total Transport-Rail		57
Transport-Services - 0.1%
Expeditors International Washington	154	7
Total Transport-Services		7
Transport-Truck - 0.2%
JB Hunt Transport Services	212	7
Landstar System	142	7
Total Transport-Truck		14
Web Hosting/Design - 0.1%
Equinix*	80	5
Total Web Hosting/Design		5
Web Portals/ISP - 0.2%
Google, Cl A*	33	15
Total Web Portals/ISP		15
Wire & Cable Products - 0.1%
Belden	40	1
General Cable*	75	4
Total Wire & Cable Products		5
Wireless Equipment - 0.2%
Alvarion*	123	1
American Tower, Cl A*	75	3
Motorola	170	2
Nokia ADR	272	9
RF Micro Devices*	495	1
Total Wireless Equipment		16
X-Ray Equipment - 0.0%
Hologic*	29	2
Total X-Ray Equipment		2
Total Common Stock (Cost $3,889)		3,781
Foreign Common Stock - 16.5%
Australia - 1.3%
Ausenco	319	4
BHP Billiton	1,347	44
Leighton Holdings	830	33
QBE Insurance Group	650	13
Total Australia		94
Belgium - 0.4%
Dexia	1,086	31
Total Belgium		31
Canada - 0.8%
EnCana	400	30
Manulife Financial	100	4
Methanex	800	21
Total Canada		55
China - 0.2%
Industrial & Commercial Bank of China, Cl H	12,000	8
Jiangsu Express, Cl H	4,000	4

Total China		12
Denmark - 0.5%
Norden	339	38
Total Denmark		38
France - 1.3%
AXA	75	3
BNP Paribas	292	29
Camaieu	31	13
France Telecom	1,159	39
Rallye	106	7
Total	30	2
Total France		93
Germany - 1.0%
BASF AG	213	29
Deutsche Boerse	84	14
Norddeutsche Affinerie	48	2
ThyssenKrupp	466	27
Total Germany		72
Hong Kong - 0.3%
China Everbright International	6,000	2
China Mobile	500	8
Regal Hotels International Holdings	94,000	6
Shanghai Industrial Holdings	1,000	4
Total Hong Kong		20
Indonesia - 0.1%
Astra International	1,500	4
Bank Rakyat Indonesia	5,000	3
Total Indonesia		7
Israel - 0.1%
Israel Chemicals	290	4
Total Israel		4
Italy - 0.8%
Enel	66	1
ENI	1,009	34
Fiat	902	21
Total Italy		56
Japan - 3.9%
Aisin Seiki	900	34
Alpine Electronics	300	3
Cosmo Oil	1,000	3
Daihatsu Motor	3,000	36
Daiichikosho	700	7
FamilyMart	500	18
FUJIFILM Holdings	200	7
Inui Steamship	600	8
Kohnan Shoji	1,100	14
Leopalace21	600	10
Nintendo	100	52
Nippon Mining Holdings	1,500	8
Nippon Oil	1,000	6
Nippon Steel	1,000	5
Nippon Telegraph & Telephone	4	17
Seiko Epson	900	24
Sumitomo Pipe & Tube	2,000	16
Tokyo Leasing	200	2
Toyota Motor	300	15
Total Japan		285

Netherlands - 1.1%
ING Groep	831	31
Royal Dutch Shell, Cl A	1,509	52
Total Netherlands		83
New Zealand - 0.3%
Fletcher Building	3,262	22
Total New Zealand		22
Singapore - 0.8%
Golden Agri-Resources	1,000	1
Jardine Cycle & Carriage	2,000	29
Neptune Orient Lines	11,000	26
Total Singpore		56
South Africa - 0.2%
Anglo Platinum	24	4
MTN Group	270	4
Murray & Roberts Holdings	320	4
Naspers, Cl N	115	2
Total South Africa		14
South Korea - 0.1%
Samsung Electronics 144A	20	6
Total South Korea		6
Spain - 0.2%
Banco Bilbao Vizcaya	646	14
Banco Santander	173	3
Total Spain		17
Sweden - 0.6%
Beijer Alma, Cl B	300	4
Skandinaviska Enskilda Banken, Cl A	800	21
Volvo, Cl B	1,049	16
Total Sweden		41
Switzerland - 0.5%
Zurich Financial Services	106	33
Total Switzerland		33
Thailand - 0.1%
CP ALL	9,000	3
Kasikornbank	2,200	6
Total Thailand		9
United Kingdom - 1.9%
3i Group	559	9
AstraZeneca	1,004	38
BHP Billiton	87	3
BT Group	4,902	21
Chaucer Holdings	156	-
CSR*	35	-
Eurasian Natural Resources*	160	3
Eurocastle Investment	10	-
Game Group	3,265	14
HSBC Holdings	25	-
J Sainsbury	302	2
Reckitt Benckiser Group	557	31
Royal Bank of Scotland Group	1,191	8
Thomas Cook Group	1,471	8
Total United Kingdom		137
Total Foreign Common Stock (Cost $1,206)		1,185
Warrants 0.3%
Bharti Airtel 144A* expires 10/28/08	280	6

Cathay Financial Holding 144A* expires, 01/15/13	1,400	4
Chinatrust Financial Holding 144A* expires 10/07/08	4,000	4
Foxconn Technology 144A* expires 08/22/08	250	1
Grasim Industries 144A* expires 05/22/09	37	3
IVRCL Infrastructures & Projects 144A* expires 11/17/08	260	3
Maruti UDYO 144A* expires 09/03/12	135	3
Total Warrant(Cost $21)		24
U.S. Treasury Obligations - 10.5%
U.S. Treasury Bond
4.125%, 08/31/12	$ 5	6
U.S. Treasury Notes
5.000%, 05/15/37	5	6
4.875%, 07/31/11	90	99
4.750%, 05/15/14	40	45
4.750%, 08/15/17	15	17
4.625%, 11/15/09	65	68
3.625%, 12/31/12	315	332
2.875%, 01/31/13	175	178
Total U.S. Treasury Obligations (Cost $714)		751
U.S. Government Agency Obligations - 3.8%
Federal National Mortgage Association
6.000%, 01/01/37	61	63
5.500%, 01/01/37	132	133
5.000%, 09/01/35	75	75
Total U.S. Government Agency Obligations (Cost $268)		271
Foreign Bond - 3.3%
Deutschland Republic, Ser 3 (EUR)
4.500%, 01/04/13	144	236
Total Foreign Bond (Cost $198)		236
Corporate Bond - 1.4%
Apache 5.250%, 04/15/13	$ 10	10
Astrazeneca 5.400%, 09/15/12	5	5
Bank One 5.900%, 11/15/11	10	11
Canadian Natural Resources 6.700%, 07/15/11	5	5
Citigroup 6.125%, 11/21/17	5	5
Comcast 5.300%, 01/15/14	10	10
Covidien International Finance 144A 5.450%, 10/15/12	5	5
ERP Operating 5.125%, 03/15/16	10	9
Lehman Brothers Holdings 6.200%, 09/26/14	5	5
Marathon Oil 6.600%, 10/01/37	5	5

PSEG Power 7.750%, 04/15/11	10	11
SBC Communications 5.100%, 09/15/14	10	10
Tyco Electronics 144A 6.550%, 10/01/17	5	5
Weatherford International 5.950%, 06/15/12	5	5
Total Corporate Bond (Cost $100)		101
Investment Company - 2.5%
Index Fund-Growth-Small Cap - 0.1%
iShares Russell 2000 Growth Index Fund	112	8
Total Index Fund-Growth-Small Cap		8
Index Fund - Value - Small Cap - 2.4%
iShares S&P SmallCap 600 Value Index Fund	2,600	170
Total Index Fund - Value - Small Cap		170
Total Investment Company (Cost $206)		178
Money Market Fund - 6.8%
Dreyfus Cash Management Fund, Institutional Class,
3.324% (A)	486,027	486
Total Money Market Fund (Cost $486)		486
Total Investments - 97.8% (Cost $7,088) †		7,013
Other Assets and Liabilities, Net - 2.2%		157
Total Net Assets - 100.0%		$ 7,170

* Non-income producing security.

(A) The rate reported represents the 7-day effective yield as of March 31, 2008.

144A — Security exempt from registration under Rule 144a of the securities Act of 1933.
This security may be resold in the transactions exempt from registration, normally to qualified institutional buyers. On March 31,2008, the value of these securities amounted to $43 (000), representing 0.6% of the net assets of Portfolio.
ADR — American Depositary Receipt
Cl — Class
EUR — Euro
GDR — Global Depositary Receipt
HMO — Health Maintenance Organization
ISP — Internet Service Provider
LP — Limited Partnership
R&D — Research and Development
REITs — Real Estate Investment Trusts
S&L — Savings and Loan
Ser — Series

Amounts designated as “—” are either $0 or have been rounded to $0.
Cost figures are shown with “000’s” omitted.

† At March 31, 2008, the approximate tax basis cost of the Portfolio’s investments was $7,087,616, and the unrealized
appreciation and depreciation were $406,402 and
$(480,982), respectively.

For information regarding the Portfolio’s policy regarding
valuation of investments and other significant accounting
policies, please refer to the Portfolio's most recent semiannual financial statements.

The Portfolio utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s net assets were as follows:

Valuation Inputs	Investments (000)	Other Financial Instruments (000)
Level 1 – quoted prices	$ 4,453	$ -
Level 2 – other significant observable inputs	2,560	-
Level 3 – significant unobservable inputs	-	-
Total	$ 7,013	$ -

Item 2.	Controls and Procedures.

(a)        Based on an evaluation of the Disclosure Controls and Procedures of Old Mutual Funds I, on behalf of Old Mutual VA Asset Allocation Balanced Portfolio, Old Mutual VA Asset Allocation Conservative Portfolio, and Old Mutual VA Asset Allocation Moderate Growth Portfolio, (the “registrant”) as of a date within 90 days of the filing date of this report, the registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant’s management, including the registrant’s PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        During the quarter ended March 31, 2008, there has been no change in the registrant’s internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OLD MUTUAL FUNDS I

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, President

Date:	May 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, Principal Executive Officer

Date:	May 16, 2008

By:	/s/ Robert T. Kelly
Robert T. Kelly, Principal Financial Officer

Date:	May 16, 2008